UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas, 14th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Virtus AlphaSimplex Global Macro ETF

ASGM / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Macro ETF ("Fund") for the period of August 4, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Macro ETF	$43Footnote Reference(a)	0.80%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period August 4, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	32
Currencies	18
Equities	44
Fixed Income	6

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$7,002,418
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus AlphaSimplex Global Macro ETF | 1

Virtus AlphaSimplex Managed Futures ETF

ASMF / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$43	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	37
Currencies	22
Equities	32
Fixed Income	9

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$32,420,618
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus AlphaSimplex Managed Futures ETF | 1

Virtus Duff & Phelps Clean Energy ETF

VCLN / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$36	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Utilities	42.2%
Industrials	42.0%
Information Technology	14.7%
Energy	1.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$5,645,558
Total number of portfolio holdings	45
Portfolio turnover rate	26%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Duff & Phelps Clean Energy ETF | 1

Virtus International Dividend ETF

VDI / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus International Dividend ETF ("Fund") for the period of December 2, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Dividend ETF	$7Footnote Reference(a)	0.39%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	34.5%
Industrials	14.5%
Information Technology	8.3%
Health Care	8.1%
Materials	7.7%
Utilities	5.8%
Energy	5.4%
Consumer Discretionary	4.6%
Real Estate	4.3%
Consumer Staples	4.2%
Communication Services	2.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$18,354,580
Total number of portfolio holdings	122
Portfolio turnover rate	14%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus International Dividend ETF | 1

Virtus KAR Mid-Cap ETF

KMID / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	50.1%
Financials	14.5%
Information Technology	13.1%
Consumer Discretionary	11.7%
Health Care	10.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$40,369,858
Total number of portfolio holdings	27
Portfolio turnover rate	8%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus KAR Mid-Cap ETF | 1

Virtus Newfleet Securitized Income ETF

VABS / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF) ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Securitized Income ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	62.6%
Mortgage Backed Securities	37.1%
Corporate Bond	0.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$82,703,262
Total number of portfolio holdings	129
Portfolio turnover rate	16%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Newfleet Securitized Income ETF | 1

Virtus Newfleet Short Duration Core Plus Bond ETF

SDCP / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	32.2%
Mortgage Backed Securities	29.0%
Corporate Bonds	23.7%
U.S. Government Securities	10.3%
Foreign Bonds	4.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$12,893,825
Total number of portfolio holdings	303
Portfolio turnover rate	22%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Newfleet Short Duration Core Plus Bond ETF | 1

Virtus Newfleet Short Duration High Yield Bond ETF

VSHY / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds	84.0%
Foreign Bonds	16.0%
Term LoanFootnote Reference(2)	0.0%
Common StockFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$31,236,971
Total number of portfolio holdings	169
Portfolio turnover rate	20%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Newfleet Short Duration High Yield Bond ETF | 1

Virtus Seix AAA Private Credit CLO ETF

PCLO / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	95.4%
Term Loan	4.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$17,487,225
Total number of portfolio holdings	23
Portfolio turnover rate	24%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Seix AAA Private Credit CLO ETF | 1

Virtus Seix Senior Loan ETF

SEIX / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Term Loans	95.2%
Corporate Bonds	3.4%
Asset Backed Securities	0.7%
Foreign Bond	0.5%
Affiliated Exchange Traded Fund	0.2%
Common StocksFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$250,291,653
Total number of portfolio holdings	259
Portfolio turnover rate	90%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Seix Senior Loan ETF | 1

Virtus Silvant Growth Opportunities ETF

VGRO / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Silvant Growth Opportunities ETF ("Fund") for the period of December 22, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Growth Opportunities ETF	$4Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 22, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	48.3%
Communication Services	16.7%
Consumer Discretionary	13.1%
Industrials	8.3%
Health Care	7.8%
Financials	4.0%
Materials	1.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$3,064,812
Total number of portfolio holdings	22
Portfolio turnover rate	4%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Silvant Growth Opportunities ETF | 1

Virtus Stone Harbor Emerging Markets High Yield Bond ETF

VEMY / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds and Notes	50.2%
Foreign Government Securities	49.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$16,964,860
Total number of portfolio holdings	171
Portfolio turnover rate	54%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 1

Virtus Terranova U.S. Quality Momentum ETF

JOET / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	23.6%
Industrials	19.1%
Information Technology	17.2%
Health Care	12.0%
Consumer Discretionary	12.0%
Materials	4.8%
Consumer Staples	4.1%
Communication Services	4.0%
Energy	1.6%
Utilities	0.8%
Real Estate	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$236,578,029
Total number of portfolio holdings	125
Portfolio turnover rate	62%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Terranova U.S. Quality Momentum ETF | 1

Virtus U.S. Dividend ETF

VUS / NYSE Arca, Inc.

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about the Virtus U.S. Dividend ETF ("Fund") for the period of December 2, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus U.S. Dividend ETF	$4Footnote Reference(a)	0.25%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	33.8%
Financials	17.5%
Industrials	10.6%
Health Care	7.5%
Energy	6.1%
Communication Services	5.9%
Consumer Discretionary	5.7%
Utilities	4.1%
Materials	4.0%
Real Estate	2.8%
Consumer Staples	2.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$19,439,682
Total number of portfolio holdings	88
Portfolio turnover rate	5%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus U.S. Dividend ETF | 1

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	and (b): The registrant’s (semi-annual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)

Virtus ETF Trust II
January 31, 2026

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF

VIRTUS ALPHASIMPLEX MANAGED FUTURES ETF

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF

VIRTUS INTERNATIONAL DIVIDEND ETF

VIRTUS KAR MID-CAP ETF

VIRTUS NEWFLEET SECURITIZED INCOME ETF
(FORMERLY, VIRTUS NEWFLEET ABS/MBS ETF)

VIRTUS NEWFLEET SHORT DURATION CORE PLUS BOND ETF

VIRTUS NEWFLEET SHORT DURATION HIGH YIELD BOND ETF

VIRTUS SEIX AAA PRIVATE CREDIT CLO ETF

VIRTUS SEIX SENIOR LOAN ETF

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF

VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF

VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

VIRTUS U.S. DIVIDEND ETF

Consolidated Schedule of Investments - Virtus AlphaSimplex Global Macro ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
EXCHANGE TRADED FUNDS — 50.1%
Equity Funds - 50.1%
iShares Core MSCI EAFE ETF	11,320	$1,064,646
iShares Core MSCI Emerging Markets ETF	7,607	551,964
iShares Core S&P 500 ETF	2,723	1,892,567
Total Equity Funds		3,509,177
Total Exchange Traded Funds
(Cost $3,156,203)		3,509,177
U.S. GOVERNMENT SECURITIES — 34.2%
U.S. Treasury Bill
0.00%, 02/03/26(1)	250,000	249,975
0.00%, 02/05/26(1)	200,000	199,940
0.00%, 02/10/26(1)	225,000	224,821
0.00%, 02/12/26(1)	250,000	249,751
0.00%, 02/17/26(1)	225,000	224,662
0.00%, 02/24/26(1)	250,000	249,447
0.00%, 03/03/26(1)	250,000	249,271
0.00%, 03/10/26(1)	250,000	249,095

Security Description	Shares	Value
U.S. GOVERNMENT SECURITIES (continued)
0.00%, 03/17/26(1)	250,000	$248,918
0.00%, 03/24/26(1)	250,000	248,738
Total U.S. Government Securities
(Cost $2,394,511)		2,394,618
TOTAL INVESTMENTS — 84.3%
(Cost $5,550,714)		5,903,795
Other Assets in Excess of Liabilities — 15.7%		1,098,623
Net Assets — 100.0%		$7,002,418

(1)Issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Composition

Asset Allocation as of 01/31/2026 (based on net assets)

Equity Funds	50.1%
U.S. Government Securities	34.2%
Other Assets in Excess of Liabilities	15.7%
Total	100.0%

At January 31, 2026, open exchange-traded futures contracts purchased were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australian Dollar Future	3/16/2026	27	$1,882,440	$68,557
Brent Crude Future	2/27/2026	6	415,920	19,194
British Pound Future	3/16/2026	16	1,369,700	14,899
Copper Future	3/27/2026	2	296,200	12,994
Euro FX Currency Futures	3/16/2026	4	594,650	(1,915)
Gold Future	4/28/2026	1	474,510	(36,720)
Long Gilt Future	3/27/2026	10	1,243,141	(8,307)
MSCI EAFE Index Future	3/20/2026	9	1,366,560	70,761
MSCI Emerging Markets Index Future	3/20/2026	11	836,440	46,521
S&P 500® E-Mini Future	3/20/2026	8	2,786,300	15,382
U.S. Treasury 10 Year Notes Future	3/20/2026	10	1,118,281	(10,211)
U.S. Treasury Ultra Bond Future	3/20/2026	1	117,438	281
WTI Crude Future	2/20/2026	3	195,630	6,624
				$198,060
Short Contracts
Corn Future	3/13/2026	(28)	$599,550	$8,848
Japanese Yen Future	3/16/2026	(16)	1,298,700	(18,679)
U.S. Treasury 2 Year Notes Future	3/31/2026	(14)	2,918,891	(2,730)
				$(12,561)

Abbreviations:

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

WTI — West Texas Intermediate

Consolidated Schedule of Investments - Virtus AlphaSimplex Global Macro ETF (continued)

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$3,509,177	$—	$—	$3,509,177
U.S. Government Securities	—	2,394,618	—	2,394,618
Futures	264,061	—	—	264,061
Total	$3,773,238	$2,394,618	$—	$6,167,856
Liability Valuation Inputs
Futures	$78,562	$—	$—	$78,562
Total	$78,562	$—	$—	$78,562

Consolidated Schedule of Investments - Virtus AlphaSimplex Managed Futures ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
U.S. GOVERNMENT SECURITIES — 85.2%
U.S. Treasury Bill
0.00%, 02/03/26(1)	$1,500,000	$1,499,851
0.00%, 02/05/26(1)	1,500,000	1,499,552
0.00%, 02/10/26(1)	1,500,000	1,498,810
0.00%, 02/12/26(1)	2,000,000	1,998,007
0.00%, 02/17/26(1)	1,500,000	1,497,744
0.00%, 02/19/26(1)	2,300,000	2,296,094
0.00%, 02/24/26(1)	1,400,000	1,396,904
0.00%, 02/26/26(1)	1,500,000	1,496,387
0.00%, 03/03/26(1)	3,000,000	2,991,258
0.00%, 03/05/26(1)	2,000,000	1,993,802

U.S. GOVERNMENT SECURITIES (continued)
0.00%, 03/10/26(1)	$1,500,000	$1,494,569
0.00%, 03/12/26(1)	1,500,000	1,494,252
0.00%, 03/17/26(1)	2,500,000	2,489,177
0.00%, 03/19/26(1)	1,500,000	1,493,213
0.00%, 03/26/26(1)	2,500,000	2,486,922
Total U.S. Government Securities
(Cost $27,624,924)		27,626,542
TOTAL INVESTMENTS — 85.2%
(Cost $27,624,924)		27,626,542
Other Assets in Excess of Liabilities — 14.8%		4,794,076
Net Assets — 100.0%		$32,420,618

(1)Issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2026, open exchange-traded futures contracts purchased were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Australian Dollar Future	3/16/2026	129	$8,993,880	$377,345
Brent Crude Future	2/27/2026	9	623,880	31,941
British Pound Future	3/16/2026	50	4,280,312	62,451
Copper Future	3/27/2026	21	3,110,100	268,521
Euro FX Currency Futures	3/16/2026	19	2,824,588	11,653
EURO STOXX 50® Index Future	3/20/2026	86	6,066,475	51,158
Gold Future	4/28/2026	8	3,796,080	(133,782)
Long Gilt Future	3/27/2026	61	7,583,161	(69,677)
MSCI Emerging Markets Index Future	3/20/2026	73	5,550,920	319,435
S&P 500® E-Mini Future	3/20/2026	13	4,527,738	18,577
SPI 200 Future	3/19/2026	20	3,073,340	28,027
TOPIX Index Future	3/12/2026	24	5,547,170	162,384
U.S. Treasury 10 Year Notes Future	3/20/2026	35	3,913,984	(16,152)
WTI Crude Future	2/20/2026	2	130,420	7,041
				$1,118,922
Short Contracts
Canadian Dollar Future	3/17/2026	(30)	$2,211,900	$(33,613)
Corn Future	3/13/2026	(106)	2,269,725	22,591
Euro-Bund Future	3/06/2026	(71)	10,786,802	(52,136)
Japanese Yen Future	3/16/2026	(126)	10,227,263	(92,687)
U.S. Treasury 2 Year Notes Future	3/31/2026	(19)	3,961,352	(3,956)
U.S. Treasury Ultra Bond Future	3/20/2026	(12)	1,409,250	6,031
				$(153,770)

Abbreviations:

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPI — Share Price Index

STOXX — Stock Index of the Eurozone

TOPIX — Tokyo Stock Price Index

WTI — West Texas Intermediate

Consolidated Schedule of Investments - Virtus AlphaSimplex Managed Futures ETF (continued)

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
U.S. Government Securities	$—	$27,626,542	$—	$27,626,542
Futures	1,367,155	—	—	1,367,155
Total	$1,367,155	$27,626,542	$—	$28,993,697
Liability Valuation Inputs
Futures	$402,003	$—	$—	$402,003
Total	$402,003	$—	$—	$402,003

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 96.8%
Energy — 1.1%
Cameco Corp. (Canada)	514	$63,422
Industrials — 41.4%
ABB Ltd. (Switzerland)	1,066	91,921
Array Technologies, Inc.*	4,313	48,845
Balfour Beatty PLC (United Kingdom)	9,859	96,322
Bloom Energy Corp. Class A*	3,416	517,080
GE Vernova, Inc.	75	54,478
Hubbell, Inc.	146	71,239
Maire SpA (Italy)	6,003	104,600
Nextpower, Inc. Class A*	4,690	549,152
Plug Power, Inc.*	48,753	103,113
Prysmian SpA (Italy)	1,129	134,429
SPIE SA (France)	1,406	76,997
Strabag SE (Austria)	729	75,611
Sungrow Power Supply Co., Ltd. Class A (China)	4,920	106,918
Sunrun, Inc.*	6,493	123,367
Vestas Wind Systems A/S (Denmark)	4,518	137,433
Xylem, Inc.	351	48,392
Total Industrials		2,339,897
Information Technology — 14.5%
Enphase Energy, Inc.*	4,416	163,304
First Solar, Inc.*	1,638	369,402
Infineon Technologies AG (Germany)	1,723	84,983
SolarEdge Technologies, Inc.*	2,128	65,861
TE Connectivity PLC (Switzerland)	303	67,502
Xinyi Solar Holdings Ltd. (China)	153,461	66,397
Total Information Technology		817,449
Utilities — 39.8%
Axia Energia (Brazil)	11,300	116,741
China Longyuan Power Group Corp. Ltd. Class H (China)	49,000	44,534
China Yangtze Power Co., Ltd. Class A (China)	59,400	225,341
Chubu Electric Power Co., Inc. (Japan)	3,200	46,503
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	4,324	116,030
Clearway Energy, Inc. Class C	5,303	191,704
Constellation Energy Corp.	338	94,870
EDP Renovaveis SA (Spain)	4,477	67,927
EDP SA (Portugal)	33,318	170,494
Fortum OYJ (Finland)	5,781	136,468
Guangdong Investment Ltd. (China)	68,000	64,239

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
Iberdrola SA (Spain)*	190	$5,060
Iberdrola SA (Spain)	12,400	278,167
NextEra Energy, Inc.	1,304	114,622
Ormat Technologies, Inc.	1,601	200,029
Orsted AS (Denmark)*(1)	1,984	44,590
Pennon Group PLC (United Kingdom)	12,606	94,268
Solaria Energia y Medio Ambiente SA (Spain)*	3,871	85,300
Southern Co. (The)	788	70,376
SSE PLC (United Kingdom)	2,358	78,147
Total Utilities		2,245,410
Total Common Stocks
(Cost $3,976,712)		5,466,178
PREFERRED STOCKS — 1.8%
Utilities — 1.8%
Axia Energia, 0.00% (Brazil)*	3,023	30,325
Cia Energetica de Minas Gerais, 13.77% (Brazil)	33,333	72,712
Total Utilities		103,037
Total Preferred Stocks
(Cost $91,545)		103,037
TOTAL INVESTMENTS — 98.6%
(Cost $4,068,257)		5,569,215
Other Assets in Excess of Liabilities — 1.4%		76,343
Net Assets — 100.0%		$5,645,558

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $44,590, or 0.8% of net assets.

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Utilities	41.6%
Industrials	41.4%
Information Technology	14.5%
Energy	1.1%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,466,178	$—	$—	$5,466,178
Preferred Stocks	103,037	—	—	103,037
Total	$5,569,215	$—	$—	$5,569,215

Schedule of Investments - Virtus International Dividend ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 2.6%
4imprint Group PLC (United Kingdom)	684	$38,187
HKT Trust & HKT Ltd. (Hong Kong)	55,000	82,372
SoftBank Corp. (Japan)	69,400	93,723
Tele2 AB Class B (Sweden)	3,641	66,607
Telenor ASA (Norway)	8,415	141,553
WPP PLC (United Kingdom)	12,894	53,248
Total Communication Services		475,690
Consumer Discretionary — 4.6%
JB Hi—Fi Ltd. (Australia)	1,100	62,160
LVMH Moet Hennessy Louis Vuitton SE (France)	71	46,027
Magna International, Inc. (Canada)	2,618	133,837
Mercedes—Benz Group AG (Germany)	2,948	201,943
Subaru Corp. (Japan)	2,200	47,295
Toyota Boshoku Corp. (Japan)	6,600	110,540
Toyota Motor Corp. (Japan)	7,200	163,019
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	33,000	73,417
Total Consumer Discretionary		838,238
Consumer Staples — 4.1%
British American Tobacco PLC (United Kingdom)	3,740	223,947
First Resources Ltd. (Indonesia)	28,600	48,112
Imperial Brands PLC (United Kingdom)	1,364	57,224
Japan Tobacco, Inc. (Japan)	6,000	216,374
Nestle SA	416	39,515
WH Group Ltd. (Hong Kong)(1)	148,500	174,502
Total Consumer Staples		759,674
Energy — 5.3%
Aker BP ASA (Norway)	6,358	185,779
Canadian Natural Resources Ltd. (Canada)	1,683	62,579
d’Amico International Shipping SA (Italy)	11,594	81,839
Eni SpA (Italy)	7,336	149,793
Hafnia Ltd. (Singapore)	8,305	51,069
OMV AG (Austria)	3,553	210,789
Parex Resources, Inc. (Canada)	5,121	75,970
Repsol SA (Spain)	3,757	73,726
TotalEnergies SE (France)	1,213	87,923
Total Energy		979,467
Financials — 34.3%
Admiral Group PLC (United Kingdom)	3,366	126,661
Allianz SE (Germany)	638	281,176
AXA SA (France)	1,210	55,119
Banca Mediolanum SpA (Italy)	7,854	183,961
Banca Monte dei Paschi di Siena SpA (Italy)	9,383	97,141
Banco BPM SpA (Italy)	13,144	196,623
Bank Leumi Le—Israel BM (Israel)	6,492	156,517
Bank of Montreal (Canada)	462	62,895
Bank of Nova Scotia (The) (Canada)	3,421	255,762
BNP Paribas SA (France)	2,823	305,178
Canadian Imperial Bank of Commerce (Canada)	1,821	168,292
Credit Agricole SA (France)	8,514	184,383
Daiwa Securities Group, Inc. (Japan)	20,900	203,044
DBS Group Holdings Ltd. (Singapore)	2,200	102,382

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
HSBC Holdings PLC (United Kingdom)	23,848	$419,455
ING Groep NV (Netherlands)	3,683	108,356
Intesa Sanpaolo SpA (Italy)	28,969	204,864
Legal & General Group PLC (United Kingdom)	76,408	277,169
M&G PLC (United Kingdom)	32,047	135,676
Magellan Financial Group Ltd. (Australia)	7,359	44,736
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,000	199,338
Mizuho Financial Group, Inc. (Japan)	5,300	232,294
NN Group NV (Netherlands)	2,431	192,433
Nomura Holdings, Inc. (Japan)	23,100	210,909
Nordea Bank Abp (Finland)	12,067	233,364
Partners Group Holding AG (Switzerland)	132	179,290
Phoenix Group Holdings PLC (United Kingdom)	15,846	160,344
Poste Italiane SpA (Italy)(1)	7,007	184,388
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,300	293,471
Sumitomo Mitsui Trust Group, Inc. (Japan)	3,300	109,133
Swedbank AB Class A (Sweden)	5,984	232,911
Talanx AG (Germany)	649	81,930
Toronto—Dominion Bank (The) (Canada)	3,034	283,558
UBS Group AG (Switzerland)	1,474	69,386
Unipol Assicurazioni SpA (Italy)	2,744	61,068
Total Financials		6,293,207
Health Care — 8.1%
Astellas Pharma, Inc. (Japan)	9,900	137,152
AstraZeneca PLC (United Kingdom)	374	69,600
GSK PLC	9,262	237,820
Novartis AG	2,486	368,599
Novo Nordisk A/S Class B (Denmark)	1,430	83,877
Roche Holding AG	935	424,170
Sanofi SA	1,683	158,000
Total Health Care		1,479,218
Industrials — 14.4%
ABB Ltd. (Switzerland)	3,366	290,250
AP Moller — Maersk A/S Class A	77	189,067
AP Moller — Maersk A/S Class B	77	191,023
Atlas Copco AB Class A (Sweden)	2,702	55,739
BAE Systems PLC (United Kingdom)	3,795	102,507
Fuji Electric Co. Ltd. (Japan)	1,100	78,114
Hitachi Ltd. (Japan)	4,100	142,027
Idec Corp. (Japan)	6,600	122,524
MPC Container Ships ASA (Norway)	78,144	151,290
NSK Ltd. (Japan)	16,700	115,894
Rexel SA (France)	1,771	74,608
Rolls—Royce Holdings PLC (United Kingdom)	7,172	118,845
Safran SA (France)	407	145,214
Siemens Energy AG (Germany)*	539	92,354
Signify NV(1)	1,452	30,825
SITC International Holdings Co., Ltd. (China)	60,000	223,807
Vinci SA (France)	1,496	214,834
Volvo AB Class B (Sweden)	1,596	58,053
Wallenius Wilhelmsen ASA Class B (Norway)	20,488	237,631
Total Industrials		2,634,606

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - Virtus International Dividend ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology — 8.3%
Advantest Corp. (Japan)	1,800	$ 296,646
ASML Holding NV (Netherlands)	220	317,001
Ferrotec Corp. (Japan)	2,200	84,298
Murata Manufacturing Co. Ltd. (Japan)	3,300	66,870
Nippon Electric Glass Co. Ltd. (Japan)	2,200	95,372
PAX Global Technology Ltd. (Hong Kong)	132,000	83,302
SAP SE (Germany)	154	31,135
Shopify, Inc. Class A (Canada)*	1,180	154,835
Telefonaktiebolaget LM Ericsson Class B (Sweden)	19,173	208,056
Tokyo Electron Ltd. (Japan)	400	106,772
VTech Holdings Ltd. (Hong Kong)	9,900	77,240
Total Information Technology		1,521,527
Materials — 7.6%
Agnico Eagle Mines Ltd. (Canada)	418	79,459
Barrick Mining Corp. (Canada)	2,618	119,667
BHP Group Ltd. (Australia)	10,140	357,074
Fortescue Ltd. (Australia)	13,750	201,071
Holcim AG*	1,639	168,638
Rio Tinto Ltd. (Australia)	1,342	141,624
Rio Tinto PLC (Australia)	3,223	297,157
Toyobo Co. Ltd. (Japan)	4,400	37,700
Total Materials		1,402,390
Real Estate — 4.3%
CapitaLand Ascendas REIT (Singapore)	19,800	44,360
CapitaLand Integrated Commercial Trust (Singapore)	52,800	99,200
Charter Hall Group (Australia)	6,240	99,984
GPT Group (The) (Australia)	43,769	161,231
Klepierre SA (France)	2,057	79,097
Land Securities Group PLC (United Kingdom)	17,765	158,128
Stockland (Australia)	39,468	148,136
Total Real Estate		790,136

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities — 5.7%
Emera, Inc. (Canada)	2,431	$ 120,492
Enel SpA (Italy)	22,165	244,553
Engie SA (France)	9,515	283,094
Iberdrola SA (Spain)	12,958	290,684
National Grid PLC (United Kingdom)	3,773	63,734
Terna — Rete Elettrica Nazionale (Italy)	4,752	51,405
Total Utilities		1,053,962

TOTAL INVESTMENTS — 99.3%
(Cost $16,983,468)		18,228,115
Other Assets in Excess of Liabilities — 0.7%		126,465
Net Assets — 100.0%		$18,354,580

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $389,715, or 2.1% of net assets.

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Financials	34.3%
Industrials	14.4%
Information Technology	8.3%
Health Care	8.1%
Materials	7.6%
Utilities	5.7%
Energy	5.3%
Consumer Discretionary	4.6%
Real Estate	4.3%
Consumer Staples	4.1%
Communication Services	2.6%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,228,115	$—	$—	$18,228,115
Total	$18,228,115	$—	$—	$18,228,115

Schedule of Investments — Virtus KAR Mid-Cap ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 93.5%
Consumer Discretionary — 10.9%
Domino’s Pizza, Inc.	4,244	$1,741,441
Pool Corp.	4,480	1,138,323
Ross Stores, Inc.	8,135	1,534,668
Total Consumer Discretionary		4,414,432
Financials — 13.6%
Brown & Brown, Inc.	9,669	697,135
Houlihan Lokey, Inc.	5,107	859,610
Jack Henry & Associates, Inc.	6,423	1,151,066
LPL Financial Holdings, Inc.	3,590	1,308,555
MSCI, Inc.	2,426	1,477,968
Total Financials		5,494,334
Health Care — 9.9%
Align Technology, Inc.*	8,130	1,325,434
Cooper Cos., Inc. (The)*	16,384	1,333,330
West Pharmaceutical Services, Inc.	5,751	1,329,171
Total Health Care		3,987,935
Industrials — 46.9%
Allegion PLC	4,463	738,136
AMETEK, Inc.	13,312	2,981,622
Broadridge Financial Solutions, Inc.	5,248	1,034,433
EMCOR Group, Inc.	1,840	1,326,143
Equifax, Inc.	4,204	846,686
HEICO Corp. Class A	6,353	1,617,410
Lennox International, Inc.	2,624	1,299,090
Nordson Corp.	3,755	1,030,860
Old Dominion Freight Line, Inc.	9,744	1,687,661
Pentair PLC	14,208	1,497,097

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Rollins, Inc.	27,904	$1,767,439
Verisk Analytics, Inc.	6,446	1,401,747
Westinghouse Air Brake Technologies Corp.	7,424	1,708,559
Total Industrials		18,936,883
Information Technology — 12.2%
Bentley Systems, Inc. Class B	20,788	730,074
Monolithic Power Systems, Inc.	1,792	2,014,477
Teledyne Technologies, Inc.*	3,520	2,183,456
Total Information Technology		4,928,007
TOTAL INVESTMENTS — 93.5%
(Cost $37,089,334)		37,761,591
Other Assets in Excess of Liabilities — 6.5%		2,608,267
Net Assets — 100.0%		$40,369,858

*Non-income producing security.

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Industrials	46.9%
Financials	13.6%
Information Technology	12.2%
Consumer Discretionary	10.9%
Health Care	9.9%
Other Assets in Excess of Liabilities	6.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$37,761,591	$—	$—	$37,761,591
Total	$37,761,591	$—	$—	$37,761,591

Schedule of Investments - Virtus Newfleet Securitized Income ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES — 62.5%
ACM Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	$8,784	$8,790
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	515,451	516,188
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	1,180,000	1,183,165
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	785,000	792,077
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	1,005,000	1,025,760
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	1,185,000	1,203,121
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	146,327
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	47,442	46,636
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	90,336
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	95,000	95,232
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	1,000,000	1,026,725
Carmax Select Receivables Trust, Class C, Series 2025-B, 4.83%, 06/16/31	1,180,000	1,186,084
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,335
Castlelake Aircraft Structured Trust, Class A, Series 2025-1A, 5.78%, 02/15/50(1)	928,248	943,430
Commercial Equipment Finance LLC, Class A, Series 2024-1A, 5.97%, 07/16/29(1)	144,905	146,538
CPS Auto Receivables Trust, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,952
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	1,250,000	1,265,900
CPS Auto Receivables Trust, Class D, Series 2023-D, 7.80%, 01/15/30(1)	535,000	559,197
Databank Issuer, Class A2, Series 2026-1A, 5.81%, 02/25/56(1)	825,000	838,019
DB Master Finance LLC, Class A2I, Series 2025-1A, 4.89%, 08/20/55(1)	1,250,000	1,250,254
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	617,682	638,894
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	1,200,000	1,225,490
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)(2)(3)	67,200	36,960
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	3,414	3,432
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	800,000	800,707
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	898,625	924,441
Flagship Credit Auto Trust, Class C, Series 2023-2, 5.81%, 05/15/29(1)	910,000	909,891
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	1,800,000	1,832,614
GLS Auto Receivables Issuer Trust, Class E, Series 2021-3A, 3.20%, 10/16/28(1)	550,000	548,532

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	$305,000	$315,329
Goldentree Loan Management US CLO 9 Ltd., Class AR, Series 2024-9A (Cayman Islands), 5.17%, (3-Month SOFR + 1.50%), 04/20/37(1)(4)	1,000,000	1,002,712
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	112,290	112,553
Greensky Home Improvement Issuer Trust, Class B, Series 2025-3A, 4.66%, 12/27/60(1)	350,000	351,358
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	1,095,488	1,136,916
Hilton Grand Vacations Trust, Class D, Series 2024-1B, 8.85%, 09/15/39(1)	494,028	509,827
Jersey Mike’s Funding LLC, Class A2, Series 2019-1A, 4.43%, 02/15/50(1)	1,287,075	1,288,343
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	1,210,850	1,237,472
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	995,000	1,017,132
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	31,515	31,917
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	1,900,000	1,894,290
Libra Solutions 2025-1 LLC, Class A, Series 2025-1A, 6.36%, 08/15/39(1)	600,000	604,498
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	165,131
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	59,758	59,984
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	380,000	381,366
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	1,375,000	1,397,273
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	2,100,000	2,135,912
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	19,544	19,587
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	393,558	404,365
Mvw LLC, Class A, Series 2020-1A, 1.74%, 10/20/37(1)	204,438	201,780
Nmef Funding LLC, Class B, Series 2025-A, 5.18%, 07/15/32(1)	190,000	192,569
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	73,125	73,251
Peac Solutions Receivables LLC, Class C, Series 2025-1A, 5.49%, 07/20/32(1)	1,000,000	1,017,196
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	640,810	661,424
Powerpay Issuance Trust, Class A, Series 2025-1A, 5.23%, 11/18/41(1)	390,973	392,317
Prestige Auto Receivables Trust, Class C, Series 2025-1A, 5.52%, 02/15/30(1)	2,000,000	1,990,719
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	190,780
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(4)(5)	1,429,736	1,449,307
Reach ABS Trust, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	149,688	150,128

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - Virtus Newfleet Securitized Income ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	$152,101	$153,101
Reach ABS Trust, Class B, Series 2024-2A, 7.25%, 07/15/31(1)	100,000	101,409
Sierra Timeshare Receivables Funding LLC, Class A, Series 2025-3A, 4.44%, 08/22/44(1)	718,895	714,630
Sotheby’s Artfi Master Trust, Class A1, Series 2026-1A, 4.80%, 06/20/33(1)	825,000	827,321
Star Trust, Class A, Series 2025-SFR5, 5.13%, (TSFR1M + 1.45%), 02/17/42(1)(4)	1,647,825	1,650,441
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	990,000	1,011,285
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	1,000,000	999,464
Switch ABS Issuer LLC, Class A2, Series 2025-1A, 5.04%, 03/25/55(1)	1,000,000	985,267
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	2,100,000	2,094,235
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	325,000	156,006
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	99,000	101,045
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	136,196	136,443
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	172,594	173,019
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	253,271	254,539
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	444,118	446,862
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	200,990
Veros Auto Receivables Trust, Class C, Series 2025-1, 6.17%, 12/17/29(1)	1,495,000	1,518,236
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	110,000	111,040
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	135,127	128,963
Total Asset Backed Securities
(Cost $51,719,827)		51,688,759
MORTGAGE BACKED SECURITIES - 37.0%
Agency Mortgage Backed Security - 4.5%
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	3,671,561	3,760,944
Commercial Mortgage Backed Securities — 8.0%
Ala Trust, Class A, Series 2025-OANA, 5.42%, (TSFR1M + 1.74%), 06/15/40(1)(4)	1,390,000	1,403,372
Cent City, Class A, Series 2025, 4.92%, 07/10/40(1)(4)(5)	1,500,000	1,522,933
Ride, Class C, Series 2025-SHRE, 6.32%, 02/14/47(1)(4)(5)	990,000	1,009,650
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	1,500,000	1,544,228
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(4)(5)	131,390	132,845
Wstn Trust, Class C, Series 2023-MAUI, 7.69%, 07/05/37(1)(4)(5)	1,000,000	1,015,128
Total Commercial Mortgage Backed Securities		6,628,156

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities — 24.5%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	$111,387	$112,298
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(4)(5)	44,670	39,430
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(4)(5)	1,104,241	1,122,920
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(4)(5)	400,766	394,958
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(6)	359,783	364,152
COLT Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(6)	55,467	56,309
Colt Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(4)(5)	150,458	139,723
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES1, 5.65%, 05/25/60(1)(6)	1,389,757	1,409,515
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(6)	480,130	486,082
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(6)	1,408,799	1,410,347
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(4)(5)	836,290	822,544
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(4)(5)	634,708	577,549
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(4)(5)	59,898	53,568
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(4)(5)	86,465	82,542
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(4)(5)	34,574	30,637
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(4)(5)	1,083,737	1,098,374
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(4)(5)	81,298	74,940
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(4)(5)	354,513	359,030
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(4)(5)	1,368,941	1,385,468
JPMorgan Trust, Class A2, Series 2015-5, 5.51%, 05/25/45(1)(4)(5)	180,346	179,944
LHome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(6)	800,000	805,108
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(4)(5)	64,402	63,852
MFA Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)(6)	299,549	302,234
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(6)	936,141	941,894
MFA Trust, Class A1, Series 2025-NQM5, 5.19%, 11/25/70(1)(4)(5)	247,181	248,879
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(4)(5)	331,382	324,011
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(4)(5)	19,310	18,913
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(6)	82,650	83,974

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - Virtus Newfleet Securitized Income ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
OBX Trust, Class A1, Series 2024-HYB1, 3.63%, 03/25/53(1)(4)(5)	$1,975,957	$1,980,718
OBX Trust, Class A2, Series 2018-1, 4.44%, (1-Month SOFR + 0.76%), 06/25/57(1)(4)	19,415	19,255
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	123,775	124,392
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	267,281	270,910
OBX Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)(6)	57,811	58,290
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	1,186,466	1,203,000
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(6)	547,299	548,197
RCKT Mortgage Trust, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(4)(5)	54,083	54,544
RCKT Mortgage Trust, Class A1A, Series 2024-CES8, 5.49%, 11/25/44(1)(6)	1,294,654	1,307,014
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(4)(5)	875	873
Santander Mortgage Asset Receivable Trust, Class A1A, Series 2025-CES1, 5.04%, 09/25/55(1)(6)	628,656	631,143
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(4)(5)	40,408	39,109
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(4)(5)	450,667	401,943
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(4)(5)	420,000	406,443
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	142,227	143,859
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	42,898	41,756
Total Residential Mortgage Backed Securities		20,220,641
Total Mortgage Backed Securities
(Cost $30,364,482)		30,609,741

Security Description	Principal	Value
CORPORATE BOND — 0.3%
Industrials — 0.3%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	$224,982	$226,188
(Cost $223,800)
TOTAL INVESTMENTS — 99.8%
(Cost $82,308,109)		82,524,688
Other Assets in Excess of Liabilities - 0.2%		178,574
Net Assets - 100.0%		$82,703,262

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $76,352,170, or 92.3% of net assets.

(2)Security in default, no interest payments are being received.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.

(5)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(6)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2026.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Asset Backed Securities	62.5%
Mortgage Backed Securities	37.0%
Corporate Bond	0.3%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$51,651,799	$36,960	$51,688,759
Mortgage Backed Securities	—	30,609,741	—	30,609,741
Corporate Bond	—	226,188	—	226,188
Total	$—	$82,487,728	$36,960	$82,524,688

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2026.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 31.1%
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	$20,618	$20,648
ACM Auto Trust, Class A, Series 2025-3A, 5.01%, 01/22/30(1)	20,518	20,495
Affirm Asset Securitization Trust, Class A, Series 2025-X1, 5.08%, 04/15/30(1)	8,132	8,145
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	130,000	130,349
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	30,000	30,270
American Credit Acceptance Receivables Trust, Class C, Series 2026-1, 4.55%, 01/12/33(1)	40,000	40,096
American Express Credit Account Master Trust, Class A, Series 2025-5, 4.51%, 07/15/32	125,000	127,661
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	35,000	35,723
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	123,656
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	16,667	16,647
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,313
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2026-1, 4.44%, 11/17/31	40,000	40,143
Bridgecrest Lending Auto Securitization Trust, Class D, Series 2025-2, 5.62%, 03/17/31	30,000	30,575
Carmax Select Receivables Trust, Class C, Series 2025-B, 4.83%, 06/16/31	100,000	100,516
Carvana Auto Receivables Trust, Class B, Series 2021-P3, 1.42%, 08/10/27	60,000	58,958
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	204,896
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,200
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	30,000	30,382
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,464
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	205,860
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,338
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	156,637
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	101,041	104,510
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	30,000	30,053
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	40,000	40,850
FinBe USA Trust, Class A, Series 2025-1A, 5.70%, 12/15/28(1)	17,496	17,502
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	30,000	30,019
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	304,417

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	$30,000	$31,016
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	19,651	19,697
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	40,149	41,014
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	26,936	27,526
Huntington Bank Auto Credit-Linked Notes, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	8,337	8,477
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	35,490
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	30,000	30,667
LBZST, Class A, Series 2025-B, 5.57%, 06/17/30	67,832	68,067
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	12,553	12,638
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(1)	72,764	73,020
Lendmark Funding Trust, Class A, Series 2025-3A, 4.51%, 05/21/35(1)	50,000	50,110
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	65,000	65,942
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	14,014	14,085
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	35,000	35,598
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	2,443	2,448
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	27,907	28,099
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,371
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	40,820	41,048
OneMain Financial Issuance Trust, Class B, Series 2025-1A, 5.05%, 07/14/38(1)	30,000	30,434
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	78,865	77,627
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	28,125	28,173
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(1)	24,115	24,476
Pawneee Equipment Receivables LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	21,914	21,956
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,846
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	18,101	18,104
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,123
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	47,578	48,230
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(3)	58,874	59,868
RCKT Trust, Class B, Series 2025-1A, 4.99%, 07/25/34(1)	40,000	40,255
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	24,016	24,174

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Reach ABS Trust, Class B, Series 2025-2A, 5.12%, 08/18/32(1)	$40,000	$40,374
Regional Management Issuance Trust, Class A, Series 2024-2, 5.11%, 12/15/33(1)	30,000	30,219
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,254
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	30,000	30,109
Sofi Consumer Loan Program Trust, Class A, Series 2025-1, 4.80%, 02/27/34(1)	59,482	59,806
Sofi Consumer Loan Program Trust, Class C, Series 2026-1, 4.74%, 12/26/35(1)	40,000	40,127
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	29,700	30,339
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	50,000	49,863
Tesla Lease Electric Vehicle Securitization LLC, Class A2, Series 2025-A, 4.14%, 06/20/28(1)	47,949	48,077
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	14,401
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	34,650	35,366
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	15,418	15,446
United Auto Credit Securitization Trust, Class D, Series 2023-1, 8.00%, 07/10/28(1)	19,876	20,021
Upstart Securitization Trust, Class A2, Series 2025-3, 4.60%, 09/20/35(1)	150,000	150,334
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	5,255	5,301
Veros Auto Receivables Trust, Class B, Series 2026-1, 4.84%, 05/15/29(1)	40,000	40,066
VFI ABS LLC, Class A, Series 2025-1A, 4.78%, 06/24/30(1)	41,029	41,250
Westlake Automobile Receivables Trust, Class A3, Series 2025-3A, 4.22%, 06/15/29(1)	65,000	65,235
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	30,000	30,284
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	30,000	30,369
Westlake Automobile Receivables Trust, Class C, Series 2026-1A, 4.37%, 06/16/31(1)	40,000	40,053
Wingspire Equipment Finance LLC, Class A2, Series 2025-1A, 4.33%, 09/20/33(1)	65,000	65,209
Wingstop Funding LLC, Class A2, Series 2020-1A, 2.84%, 12/05/50(1)	49,250	47,808
Total Asset Backed Securities
(Cost $3,983,183)		4,008,213
MORTGAGE BACKED SECURITIES - 28.0%
Agency Mortgage Backed Security - 7.9%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	112,313	116,502
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	141,893	146,265
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	26,789	27,561

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Agency Mortgage Backed Security (continued)
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	$101,742	$104,219
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	55,587	55,632
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	252,906	253,561
Federal National Mortgage Association, 6.00%, 10/01/53	121,729	125,191
Federal National Mortgage Association, 6.00%, 08/01/54	44,754	45,836
Federal National Mortgage Association, 6.00%, 01/01/55	47,509	48,754
Federal National Mortgage Association, 4.00%, 03/01/55	99,258	95,181
Total Agency Mortgage Backed Security		1,018,702
Commercial Mortgage Backed Securities - 4.6%
BBCMS Trust, Class A, Series 2018-CBM, 4.98%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	39,000	38,129
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.07%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	63,184	63,324
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	110,000	110,703
Bx Trust, Class C, Series 2025-ROIC, 5.22%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	24,610	24,555
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	115,011
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	30,758
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(3)	40,000	40,411
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	175,187	177,126
Total Commercial Mortgage Backed Securities		600,017
Residential Mortgage Backed Securities - 15.5%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)	31,841	30,987
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66(1)(2)(3)	0	0
Angel Oak Mortgage Trust, Class A1, Series 2022-5, 4.50%, 05/25/67(1)	45,137	44,977
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(3)	13,530	13,273
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	81,795	83,179
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(2)(3)	31,324	30,870
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64(1)(2)(3)	67,245	66,484
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)	169,976	172,040
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)	95,837	95,942
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	126,942	115,510

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	$115,462	$110,224
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)	205,371	205,840
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	70,903	71,806
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	25,217	25,522
JPMorgan Mortgage Trust, Class A1A, Series 2024-CES1, 5.92%, 06/25/54(1)	25,300	25,566
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	138,996	137,811
MFA 2020-NQM3 Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65(1)(2)(3)	13,167	12,631
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(3)	33,559	32,533
New Residential Mortgage Loan Trust, Class A1, Series 2018-3A, 4.50%, 05/25/58(1)(2)(3)	49,019	48,282
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	54,135	52,199
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61(1)	41,495	39,336
OBX Trust, Class A2, Series 2018-1, 4.44%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	15,532	15,404
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)	223,333	224,446
PRKCM Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(3)	63,459	63,638
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(3)	126,739	127,967
RCKT Mortgage Trust, Class A1A, Series 2024-CES6, 5.34%, 09/25/44(1)	68,130	68,580
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	1,568	1,563
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	34,667	30,919
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	18,135	18,072
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	28,313	27,552
Total Residential Mortgage Backed Securities		1,993,153
Total Mortgage Backed Securities
(Cost $3,547,569)		3,611,872
CORPORATE BONDS – 22.9%
Commercial & Residential Mortgage Finance – 0.0%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	5,000	5,122
Communication Services – 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	31,839
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	14,000	14,075
Gray Media, Inc., 7.25%, 08/15/33(1)	15,000	15,368

Security Description	Principal	Value
CORPORATE BONDS (continued)
Communication Services (continued)
Nexstar Media, Inc., 5.63%, 07/15/27(1)	$35,000	$35,026
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	10,000	10,350
Snap, Inc., 6.88%, 03/15/34(1)	5,000	5,111
T-Mobile USA, Inc., 3.88%, 04/15/30	25,000	24,579
Univision Communications, Inc., 8.00%, 08/15/28(1)	20,000	20,652
Total Communication Services		157,000
Consumer Discretionary – 1.4%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	20,000	20,902
Ford Motor Credit Co. LLC, 4.97%, 04/06/29	25,000	25,138
Hilton Domestic Operating Co., Inc., 5.75%, 09/15/33(1)	15,000	15,289
Meritage Homes Corp., 3.88%, 04/15/29(1)	30,000	29,524
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,359
Tractor Supply Co., 1.75%, 11/01/30	25,000	22,247
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	32,593
Total Consumer Discretionary		177,052
Consumer Staples – 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	20,000	19,743
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	31,687
Mars, Inc., 4.80%, 03/01/30(1)	20,000	20,440
Post Holdings, Inc., 6.25%, 02/15/32(1)	14,000	14,393
Post Holdings, Inc., 6.38%, 03/01/33(1)	15,000	15,128
Total Consumer Staples		101,391
Energy – 1.5%
Buckeye Partners LP, 6.75%, 02/01/30(1)	10,000	10,483
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	10,000	10,250
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	33,621
Equities Corp., 6.38%, 04/01/29	5,000	5,174
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,530
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	15,558
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	10,000	10,248
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	30,171
Noble Finance II LLC, 8.00%, 04/15/30(1)	20,000	20,860
Occidental Petroleum Corp., 6.13%, 01/01/31	10,000	10,579
Occidental Petroleum Corp., 7.88%, 09/15/31	10,000	11,522
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20,000	20,111
Total Energy		189,107
Financials – 8.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	30,000	30,513
Allstate Corp. (The), Series B, 7.05%, (3-Month SOFR + 3.20%), 08/15/53(2)	10,000	10,036
Ally Financial, Inc., 8.00%, 11/01/31	20,000	22,685
American Express Co., 4.42%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,007
American Express Co., 4.60%, (SOFR + 0.93%), 07/26/28(2)	18,000	18,093
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(2)	5,000	5,138

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	$6,000	$6,064
Apollo Debt Solutions BDC, 5.20%, 12/08/28(1)	15,000	15,009
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(1)	25,000	25,044
Bank of America Corp., Series TT, 6.13%, (US 5 Year CMT T- Note + 3.23%), perpetual(2)(4)	20,000	20,269
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	34,636
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-Month SOFR + 3.39%), perpetual(2)(4)	25,000	25,011
Blackstone Private Credit Fund, 5.95%, 07/16/29	15,000	15,257
Blue Owl Finance LLC, 3.13%, 06/10/31	35,000	31,763
Capital One Financial Corp., 4.49%, (SOFR + 1.25%), 09/11/31(2)	35,000	34,778
Charles Schwab Corp. (The), Series I, 4.00%, (US 5 Year CMT T- Note + 3.17%), perpetual(2)(4)	15,000	14,947
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	20,000	18,776
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	30,000	29,964
Citigroup, Inc., 5.04%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,275
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,822
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	20,000	19,109
F&G Annuities & Life, Inc., 6.50%, 06/04/29	25,000	25,992
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,995
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,344
Goldman Sachs Group, Inc. (The), Series G, 5.68%, (3-Month SOFR + 2.01%), 10/28/27(2)	25,000	25,271
Goldman Sachs Group, Inc. (The), Series ., 4.63%, (SOFR + 0.96%), 01/21/32(2)	10,000	10,008
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	15,000	15,398
Hat Holdings I LLC / Hat Holdings II LLC, 8.00%, 06/15/27(1)	6,000	6,223
Hub International Ltd., 7.25%, 06/15/30(1)	20,000	20,878
Huntington Bancshares, Inc., 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	26,208
Iron Mountain, Inc., 5.25%, 07/15/30(1)	15,000	14,863
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	24,868
JPMorgan Chase & Co., Series ., 4.94%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,291

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
KeyCorp, Series G, 5.12%, (SOFR + 1.23%), 04/04/31(2)	$20,000	$20,495
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,866
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	59,623
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	33,476
Onemain Finance Corp., 6.63%, 01/15/28	35,000	35,940
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(2)	25,000	25,813
Rga Global Funding, 4.60%, 11/25/30(1)	25,000	25,065
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	10,000	10,378
Synchrony Financial, 2.88%, 10/28/31	20,000	17,870
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,310
US Bancorp, 5.05%, (SOFR + 1.06%), 02/12/31(2)	30,000	30,811
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	20,000	19,897
Wells Fargo & Co., 6.30%, (SOFR + 1.79%), 10/23/29(2)	15,000	15,844
Total Financials		1,052,923
Health Care – 2.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	15,000	14,831
AdaptHealth LLC, 6.13%, 08/01/28(1)	15,000	15,065
Baxter International, Inc., 4.90%, 12/15/30	25,000	25,202
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	30,000	28,310
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	30,000	31,413
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	35,000	32,586
HCA, Inc., 5.45%, 04/01/31	30,000	31,198
Iqvia, Inc., 6.25%, 02/01/29	20,000	21,058
IQVIA, Inc., 6.25%, 06/01/32(1)	25,000	26,005
Medline Borrower LP, 5.25%, 10/01/29(1)	5,000	5,012
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(1)	20,000	20,667
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,754
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	10,000	10,108
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	29,563
Total Health Care		316,772
Industrials – 2.3%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	24,322	24,453
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	25,000	25,699
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	19,823
Boeing Co. (The), 6.26%, 05/01/27	10,000	10,258
Boeing Co. (The), 6.39%, 05/01/31	10,000	10,853
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	9,539
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	32,237
Flowserve Corp., 3.50%, 10/01/30	20,000	19,130
Herc Holdings, Inc., 7.00%, 06/15/30(1)	15,000	15,753
Hexcel Corp., 4.20%, 02/15/27	32,000	31,963
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	20,000	19,008

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	$5,000	$5,188
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,007
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,542
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,995
Total Industrials		301,448
Information Technology – 1.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	24,599
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	5,000	4,912
Broadcom, Inc., 4.35%, 02/15/30	25,000	25,148
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	25,000	25,274
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	20,000	20,069
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,732
Gartner, Inc., 3.75%, 10/01/30(1)	25,000	23,709
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	24,020
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	14,000	14,386
Oracle Corp., 6.25%, 11/09/32	25,000	26,105
Vontier Corp., 2.40%, 04/01/28	24,000	23,087
Total Information Technology		227,041
Materials – 1.2%
Bayport Polymers LLC, 4.74%, 04/14/27(1)	25,000	25,082
Berry Global, Inc., 5.80%, 06/15/31	30,000	31,753
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	20,000	20,354
LSB Industries, Inc., 6.25%, 10/15/28(1)	15,000	15,029
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	34,811
Sonoco Products Co., 4.60%, 09/01/29	25,000	25,228
Total Materials		152,257
Real Estate – 0.2%
Epr Properties, 4.95%, 04/15/28	20,000	20,194
Millrose Properties, Inc., 6.38%, 08/01/30(1)	10,000	10,214
Total Real Estate		30,408
Telecommunication Services – 0.1%
CSC Holdings LLC, 5.50%, 04/15/27(1)	20,000	17,668
Transaction & Payment Processing Services – 0.3%
Block, Inc., 6.50%, 05/15/32	20,000	20,790
Global Payments, Inc., 4.88%, 11/15/30	25,000	25,012
Total Transaction & Payment Processing Services		45,802
Transportation – 0.0%
FedEx Freight Holding Co., Inc., 4.65%, 03/15/31(1)	5,000	4,998
Utilities – 1.4%
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,950
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	20,000	19,250
Nextera Energy Capital Holdings, Inc., 6.38%, (US 5 Year CMT T- Note + 2.05%), 08/15/55(2)	20,000	20,666
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(2)	10,000	10,423
Puget Energy, Inc., 2.38%, 06/15/28	25,000	24,016

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	$40,000	$39,848
Spire, Inc., 6.25%, (US 5 Year CMT T- Note + 2.56%), 06/01/56(2)	10,000	9,970
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	31,037
Total Utilities		176,160
Total Corporate Bonds
(Cost $2,885,347)		2,955,149
U.S. GOVERNMENT SECURITIES – 9.9%
U.S. Treasury Note
4.63%, 06/30/26	155,000	155,611
4.63%, 11/15/26	40,000	40,310
3.75%, 08/15/27	350,000	351,155
3.50%, 10/31/27	220,000	219,863
4.00%, 07/31/29	220,000	222,432
4.00%, 02/28/30	250,000	252,573
3.63%, 08/31/30	35,000	34,781
Total U.S. Government Securities
(Cost $1,272,780)		1,276,725
FOREIGN BONDS – 4.7%†
Consumer Discretionary – 0.8%
Ashtead Capital, Inc., 4.25%, 11/01/29 (United Kingdom)(1)	25,000	24,785
Daimler Truck Finance North America LLC, 4.50%, 04/12/31 (Germany)(1)	10,000	9,974
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	25,000	25,337
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	20,000	19,221
Sodexo, Inc., 5.15%, 08/15/30 (France)(1)	25,000	25,609
Total Consumer Discretionary		104,926
Consumer Staples – 0.2%
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,770
Consumer, Non-cyclical – 0.2%
180 Medical, Inc., 3.88%, 10/15/29 (United Kingdom)(1)	25,000	24,418
Energy – 0.7%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(4)	30,000	29,794
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,610
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	20,000	20,863
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)	20,000	20,312
Total Energy		91,579

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Financials – 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	$25,000	$25,718
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	21,109
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	25,438
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,709
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	25,000	26,206
UBS AG/London, 5.65%, 09/11/28 (Switzerland)	25,000	26,096
Total Financials		145,276
Health Care – 0.2%
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	30,000	27,008
Industrials – 0.3%
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	25,000	25,993
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	10,000	10,412
Total Industrials		36,405
Materials – 0.6%
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	10,000	10,298
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	28,077
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	15,000	11,921
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30 (Ireland)	25,000	25,776
Total Materials		76,072
Utilities – 0.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(5)	10,000	10,046
Electricite de France SA, 5.70%, 05/23/28 (France)(1)	25,000	25,856

Security Description	Principal	Value
FOREIGN BONDS (continued)
Utilities (continued)
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	$20,000	$20,531
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,683
Total Utilities		77,116
Total Foreign Bonds
(Cost $599,002)		603,570
TOTAL INVESTMENTS - 96.6%
(Cost $12,287,881)		12,455,529
Other Assets in Excess of Liabilities - 3.4%		438,296
Net Assets - 100.0%		$12,893,825

†Principal disclosed in USD unless otherwise stated.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $7,433,674, or 57.7% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Perpetual security with no contractual maturity date.

(5)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2026.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Asset Backed Securities	31.1%
Mortgage Backed Securities	28.0%
Corporate Bonds	22.9%
U.S. Government Securities	9.9%
Foreign Bonds	4.7%
Other Assets in Excess of Liabilities	3.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$4,008,213	$—	$4,008,213
Mortgage Backed Securities	—	3,611,872	—	3,611,872
Corporate Bonds	—	2,955,149	—	2,955,149
U.S. Government Securities	—	1,276,725	—	1,276,725
Foreign Bonds	—	603,570	—	603,570
Total	$—	$12,455,529	$—	$12,455,529

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS — 82.0%
Commercial & Residential Mortgage Finance — 0.5%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	$150,000	$153,661
Communication Services — 8.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	332,000	335,374
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	75,000	77,201
Cipher Compute LLC, 7.13%, 11/15/30(1)	15,000	15,475
CSC Holdings LLC, 11.25%, 05/15/28(1)	260,000	208,601
Directv Financing LLC, 8.88%, 02/01/30(1)	20,000	20,275
Directv Financing LLC, 8.88%, 02/01/30(1)	90,000	91,247
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	130,000	130,700
DISH Network Corp., 11.75%, 11/15/27(1)	125,000	129,434
Gray Media, Inc., 9.63%, 07/15/32(1)	150,000	154,764
Gray Media, Inc., 7.25%, 08/15/33(1)	55,000	56,349
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	230,000	231,162
Millennium Escrow Corp., 6.63%, 08/01/26(1)	300,000	293,940
Nexstar Media, Inc., 5.63%, 07/15/27(1)	460,000	460,348
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	9,616
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	145,000	150,070
Univision Communications, Inc., 8.00%, 08/15/28(1)	175,000	180,701
Univision Communications, Inc., 7.38%, 06/30/30(1)	75,000	76,035
Total Communication Services		2,621,292
Consumer Discretionary — 8.1%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	225,000	235,147
Caesars Entertainment, Inc., 4.63%, 10/15/29(1)	80,000	76,867
Churchill Downs, Inc., 5.75%, 04/01/30(1)	340,000	342,003
Ford Motor Co., 3.25%, 02/12/32	95,000	84,417
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	275,000	275,476
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(1)	165,000	157,622
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/29(1)	65,000	63,231
New Home Co., Inc. (The), 9.25%, 10/01/29(1)	135,000	142,422
New Home Co., Inc. (The), 8.50%, 11/01/30(1)	15,000	15,643
Newell Brands, Inc., 6.38%, 09/15/27	60,000	60,694
Newell Brands, Inc., 6.63%, 09/15/29	324,000	324,616
Newell Brands, Inc., 6.38%, 05/15/30	80,000	79,154
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)	75,000	76,172
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	10,000	10,269
Under Armour, Inc., 7.25%, 07/15/30(1)	120,000	122,853
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	350,000	345,687
WULF Compute LLC, 7.75%, 10/15/30(1)	110,000	114,835
Total Consumer Discretionary		2,527,108

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples — 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	$135,000	$133,266
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/31(1)	80,000	80,242
Post Holdings, Inc., 6.25%, 02/15/32(1)	60,000	61,683
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	25,213
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	230,000	230,372
Total Consumer Staples		530,776
Energy — 16.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	355,000	375,078
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/32(1)	335,000	348,201
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/32(1)	230,000	238,500
Bristow Group, Inc., 6.75%, 02/01/33(1)	25,000	25,305
Buckeye Partners LP, 6.75%, 02/01/30(1)	335,000	351,197
Caturus Energy LLC, 8.50%, 02/15/30(1)	165,000	172,147
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	75,000	76,875
Energy Transfer LP, 8.00%, (US 5 Year CMT T- Note + 4.02%), 05/15/54(2)	170,000	181,761
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/28	45,000	45,217
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	320,000	336,961
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	325,000	335,574
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	305,000	321,313
Hess Midstream Operations LP, 5.88%, 03/01/28(1)	95,000	96,848
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	350,000	350,275
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	150,000	153,713
Noble Finance II LLC, 8.00%, 04/15/30(1)	330,000	344,190
SM Energy Co., 8.75%, 07/01/31(1)	20,000	21,032
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	365,000	377,054
Tidewater, Inc., 9.13%, 07/15/30(1)	85,000	92,003
Transocean International Ltd., 8.75%, 02/15/30(1)	277,500	289,416
Transocean International Ltd., 7.88%, 10/15/32(1)	10,000	10,553
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	325,000	336,695
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	245,000	246,678
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	52,896
Total Energy		5,179,482
Financials — 14.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	235,000	239,018
Ally Financial, Inc., 8.00%, 11/01/31	110,000	124,766

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	$ 78,000	$ 78,830
Apollo Debt Solutions BDC, 6.90%, 04/13/29	149,000	155,520
Apollo Debt Solutions BDC, 5.88%, 08/30/30	178,000	179,405
Azorra Finance Ltd., 7.25%, 01/15/31(1)	130,000	136,246
Blue Owl Credit Income Corp., 3.13%, 09/23/26	400,000	396,268
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	70,617
F&G Annuities & Life, Inc., 6.50%, 06/04/29	180,000	187,139
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	225,000	230,496
FS KKR Capital Corp., 6.88%, 08/15/29	315,000	317,207
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	320,000	331,014
Hub International Ltd., 7.25%, 06/15/30(1)	325,000	339,269
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	350,000	348,268
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	190,000	188,079
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	355,000	355,946
OneMain Finance Corp., 7.88%, 03/15/30	315,000	332,455
OneMain Finance Corp., 7.13%, 11/15/31	80,000	82,956
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	330,000	340,080
Total Financials		4,433,579
Health Care — 9.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	240,000	237,294
AdaptHealth LLC, 6.13%, 08/01/28(1)	215,000	215,930
AMN Healthcare, Inc., 6.50%, 01/15/31(1)	60,000	60,834
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	10,000	10,542
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	17,956
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	335,000	350,775
DaVita, Inc., 4.63%, 06/01/30(1)	203,000	195,425
DENTSPLY SIRONA, Inc., 8.38%, (US 5 Year CMT T- Note + 4.38%), 09/12/55(2)	160,000	158,056
Endo Finance Holdings LP, 8.50%, 04/15/31(1)	310,000	328,401
Global Medical Response, Inc., 7.38%, 10/01/32(1)	75,000	77,604
IQVIA, Inc., 6.25%, 06/01/32(1)	180,000	187,236
LifePoint Health, Inc., 11.00%, 10/15/30(1)	300,000	327,548
Medline Borrower LP, 5.25%, 10/01/29(1)	345,000	345,817
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(1)	65,000	67,168
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	220,000	215,908
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	200,000	202,153
Total Health Care		2,998,647
Industrials — 6.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(1)	70,000	74,221
Builders FirstSource, Inc., 5.00%, 03/01/30(1)	185,000	184,432
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	185,000	139,891
FTAI Aviation Investors LLC, 5.50%, 05/01/28(1)	195,000	195,302

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	$ 85,000	$ 89,486
GFL Environmental, Inc., 4.75%, 06/15/29(1)	155,000	154,092
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(1)	240,000	240,704
Herc Holdings, Inc., 7.00%, 06/15/30(1)	175,000	183,782
Herc Holdings, Inc., 5.75%, 03/15/31(1)	5,000	5,038
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	30,000	29,697
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	175,000	176,861
Standard Industries, Inc., 4.75%, 01/15/28(1)	155,000	154,277
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(1)	95,000	99,336
TransDigm, Inc., 6.75%, 08/15/28(1)	385,000	391,960
United Airlines Holdings, Inc., 5.38%, 03/01/31	10,000	10,112
Total Industrials		2,129,191
Information Technology — 4.4%
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	220,000	222,409
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	185,000	185,633
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	90,000	92,210
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	345,000	354,519
Rocket Software, Inc., 9.00%, 11/28/28(1)	325,000	324,605
UKG, Inc., 6.88%, 02/01/31(1)	195,000	194,999
Total Information Technology		1,374,375
Materials — 3.4%
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	75,000	78,601
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	71,000	71,312
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	150,000	152,652
LSB Industries, Inc., 6.25%, 10/15/28(1)	340,000	340,656
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(1)	260,000	265,087
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	10,000	10,058
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	150,000	158,248
Total Materials		1,076,614
Real Estate — 1.4%
HAT Holdings I LLC / Hat Holdings II LLC, 3.38%, 06/15/26(1)	71,000	70,685
Iron Mountain, Inc., 5.25%, 07/15/30(1)	155,000	153,580
Millrose Properties, Inc., 6.38%, 08/01/30(1)	90,000	91,923
Outfront Media Capital LLC / Outfront Media Capital Corp., 7.38%, 02/15/31(1)	100,000	105,378
Total Real Estate		421,566
Transaction & Payment Processing Services — 1.7%
Block, Inc., 5.63%, 08/15/30(1)	300,000	305,504
NCR Atleos Corp., 9.50%, 04/01/29(1)	220,000	235,888
Total Transaction & Payment Processing Services		541,392

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities — 5.2%
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T- Note + 2.75%), 12/15/54(2)	$ 150,000	$ 157,151
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	330,000	344,075
CenterPoint Energy, Inc., Series A, 7.00%, (US 5 Year CMT T- Note + 3.25%), 02/15/55(2)	100,000	104,903
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	178,000	171,328
Lightning Power LLC, 7.25%, 08/15/32(1)	320,000	340,776
Sempra, 6.38%, (US 5 Year CMT T- Note + 2.63%), 04/01/56(2)	150,000	153,526
Spire, Inc., 6.25%, (US 5 Year CMT T- Note + 2.56%), 06/01/56(2)	65,000	64,802
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	175,000	183,969
VoltaGrid LLC, 7.38%, 11/01/30(1)	95,000	96,271
Total Utilities		1,616,801
Total Corporate Bonds
(Cost $25,405,849)		25,604,484
FOREIGN BONDS — 15.6%†
Communication Services — 0.3%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	9,100
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (United Kingdom)(1)	80,000	80,000
Total Communication Services		89,100
Consumer Discretionary — 3.2%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	235,000	241,086
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	250,000	253,371
Great Canadian Gaming Corp. / Raptor LLC, 8.75%, 11/15/29 (Canada)(1)	40,000	40,701
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	330,000	317,149
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	150,000	153,159
Total Consumer Discretionary		1,005,466
Consumer Staples — 0.5%
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	155,000	157,109
Energy — 3.0%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	275,000	260,506
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	322,000	335,894
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	345,000	346,859
Total Energy		943,259
Financials — 1.7%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	178,000	185,632
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	330,000	342,238
Total Financials		527,870

Security Description	Principal	Value
FOREIGN BONDS (continued)
Health Care — 1.6%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	$10,000	$108,969
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32 (Denmark)(1)	10,000	10,257
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	235,000	231,649
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	138,000	137,240
Total Health Care		488,115
Industrials — 1.7%
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	335,000	344,406
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	170,000	178,297
Total Industrials		522,703
Materials — 3.6%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	250,000	259,201
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	199,000	204,938
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	260,000	206,622
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	200,000	208,473
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	160,000	170,031
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	77,000	82,211
Total Materials		1,131,476
Total Foreign Bonds
(Cost $4,882,307)		4,865,098
Common Stock — 0.0%(4)
Health Care — 0.0%(4)
Lannett Co., Inc.*(3) (Cost $462)	416	8,819
TERM LOAN — 0.0%(4)
Financials — 0.0%(4)
Lannett Co., Inc., 2.00%(3)
(Cost $69)	1,929	1,488
TOTAL INVESTMENTS — 97.6%
(Cost $30,288,687)		30,479,889
Other Assets in Excess of Liabilities — 2.4%		757,082
Net Assets — 100.0%		$31,236,971

†Principal disclosed in USD unless otherwise stated.

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $25,418,820, or 81.4% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Amount rounds to less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Corporate Bonds	82.0%
Foreign Bonds	15.6%
Common Stock	0.0%*
Term Loan	0.0%*
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

*Amount rounds to less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$25,604,484	$—	$25,604,484
Foreign Bonds	—	4,865,098	—	4,865,098
Common Stock	—	—	8,819	8,819
Term Loan	—	—	1,488	1,488
Total	$—	$30,469,582	$10,307	$30,479,889

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2026.

Schedule of Investments — Virtus Seix AAA Private Credit CLO ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 94.2%
Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.26%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$601,567
Antares CLO 2019-2 Ltd., Class A1R, Series 2024-2A (Cayman Islands), 5.62%, (3-Month SOFR + 1.95%), 01/23/36(1)(2)	670,000	672,088
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 5.42%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	900,000	903,010
Bcred CLO 2024-2 LLC, Class A, Series 2024-2A (Cayman Islands), 5.17%, (3-Month SOFR + 1.50%), 01/20/37(1)(2)	800,000	801,034
Bcred CLO 2025-1 LLC, Class A, Series 2025-1A (Cayman Islands), 5.05%, (3-Month SOFR + 1.38%), 04/20/37(1)(2)	1,000,000	1,000,000
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.32%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,002,273
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 5.52%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	601,936
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 5.32%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	752,692
Churchill Middle Market CLO IV Ltd., Class AR, Series 2024-1A (Cayman Islands), 5.60%, (3-Month SOFR + 1.93%), 04/23/36(1)(2)	600,000	601,838
Deerpath Capital CLO 2021-1 Ltd., Class A1R, Series 2024-1A (Cayman Islands), 5.47%, (3-Month SOFR + 1.80%), 07/15/36(1)(2)	800,000	802,773
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.24%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	602,082
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 5.48%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	157,401
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 6.36%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	441,444
HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (Jersey Island), 5.82%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	750,000	755,657
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, 5.07%, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	601,087
HPS Private Credit CLO 2025-3 LLC, Class A1, Series 2025-3A, 5.32%, (3-Month SOFR + 1.65%), 07/20/37(1)(2)	1,000,000	1,008,026

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund Xii Ltd., Class A1R2, Series 2025-12A (Cayman Islands), 5.07%, (3-Month SOFR + 1.40%), 04/20/37(1)(2)	$850,000	$851,173
MCF CLO IX Ltd., Class A1RR, Series 2024-1A (Cayman Islands), 5.67%, (3-Month SOFR + 2.00%), 04/17/36(1)(2)	800,000	802,598
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 5.52%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,002,692
TICP CLO VII Ltd., Class CR, Series 2020-7A (Cayman Islands), 6.08%, (3-Month SOFR + 2.41%), 04/15/33(1)(2)	500,000	501,381
Whitehorse Cccera CLO LLC, Class C, Series 2025-2A, 6.59%, (3-Month SOFR + 2.50%), 09/12/37(1)(2)	1,000,000	1,003,530
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 5.37%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	1,002,707
Total Asset Backed Securities
(Cost $16,484,105)		16,468,989
TERM LOAN – 4.5%
Consmer, Non-Cyclical - 4.5%
Hologic, Inc., 01/14/33
(Cost $798,000)	800,000	795,152
TOTAL INVESTMENTS - 98.7%
(Cost $17,282,105)		17,264,141
Other Assets in Excess of Liabilities - 1.3%		223,084
Net Assets - 100.0%		$17,487,225

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.

(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $16,468,989, or 94.3% of net assets.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Asset Backed Securities	94.2%
Term Loan	4.5%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$16,468,989	$—	$16,468,989
Term Loan	—	795,152	—	795,152
Total	$—	$17,264,141	$—	$17,264,141

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS – 91.2%
Basic Materials – 8.0%
Ahlstrom Holding 3 Oy, 8.18%, (3-Month SOFR + 4.51%), 05/23/30(1)	$303,477	$304,615
Arc Falcon I, Inc., 7.27%, (1-Month SOFR + 3.60%), 09/29/28(1)	2,493,639	2,492,604
Arc Falcon I, Inc., 10.77%, (1-Month SOFR + 7.10%), 09/30/29(1)	2,380,000	2,375,038
Bakelite US Holdco, Inc., 7.42%, (3-Month SOFR + 3.75%), 12/23/31(1)	1,747,350	1,689,836
Chemours (The), Co., 7.17%, (1-Month SOFR + 3.50%), 10/15/32(1)	1,290,545	1,286,028
Consolidated Energy Finance SA, 8.20%, (6-Month SOFR + 4.50%), 11/15/30(1)	619,897	543,768
Covia Holdings LLC, 6.40%, (3-Month SOFR + 2.75%), 02/26/32(1)	636,800	637,994
Hexion Holdings Corp., 11.21%, (1-Month SOFR + 7.54%), 03/15/30(1)	38,824	37,416
INEOS Styrolution US Holding LLC, 5.77%, (1-Month SOFR + 2.10%), 01/29/27(1)	1,926,834	1,892,633
INEOS US Finance LLC, 6.92%, (1-Month SOFR + 3.25%), 02/19/30(1)	1,814,531	1,315,535
INEOS US Finance LLC, 6.67%, (1-Month SOFR + 3.00%), 02/07/31(1)	2,187,845	1,540,614
INEOS US Petrochem LLC, 7.92%, (1-Month SOFR + 4.25%), 10/07/31(1)	1,096,713	717,667
Magnera Corp., 8.07%, (3-Month SOFR + 4.25%), 11/04/31(1)	1,574,053	1,562,641
Manchester Acquisition Sub LLC, 9.67%, (3-Month SOFR + 5.90%), 12/01/26(1)	605,200	587,044
Mativ Holdings, Inc., 7.54%, (1-Month SOFR + 3.86%), 04/20/28(1)	762,389	759,053
Natgasoline LLC, 9.17%, (1-Month SOFR + 5.50%), 03/29/30(1)	907,656	910,493
Spa US HoldCo, Inc., 7.93%, (3-Month SOFR + 4.26%), 02/04/28(1)	1,317,147	1,319,617
Total Basic Materials		19,972,596
Communications – 16.8%
2Degrees Group Ltd., 7.13%, (3-Month SOFR + 3.25%), 05/11/29(1)	490,626	494,612
Altice Financing SA, 8.67%, (3-Month SOFR + 5.00%), 10/31/27(1)(2)	1,087,897	834,417
Cable One, Inc., 5.79%, (1-Month SOFR + 2.11%), 05/03/28(1)	374,558	350,680
Cengage Learning, Inc., 6.67%, (3-Month SOFR + 3.00%), 03/24/31(1)	436,392	436,527
Cengage Learning, Inc., 6.67%, (1-Month SOFR + 0.00%), 03/24/31(1)	256,598	256,678
Charter Communications Operating LLC, 5.91%, (3-Month SOFR + 2.25%), 12/15/31(1)	2,187,900	2,187,659
Cogeco Communications USA II LP, 6.92%, (1-Month SOFR + 3.25%), 09/18/30(1)	1,173,750	1,121,770
Connect Finco SARL, 8.17%, (1-Month SOFR + 4.50%), 09/27/29(1)	2,080,067	2,077,467
Coral-US Co-Borrower LLC, 6.92%, (3-Month SOFR + 3.25%), 01/31/32(1)	2,070,000	2,020,982

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Crown Subsea Communications Holding, Inc., 7.17%, (1-Month SOFR + 3.50%), 01/30/31(1)	$891,000	$894,898
Digital Media Solutions LLC, 0.00%, (1-Month SOFR + 0.00%), 05/25/26(1)(3)	37,454	0
Digital Media Solutions LLC, 15.43%, (3-Month SOFR + 0.00%), 05/25/26(1)(2)(3)	416,979	0
Directv Financing LLC, 9.18%, (3-Month SOFR + 5.51%), 08/02/29(1)	1,223,411	1,226,892
Directv Financing LLC, 9.17%, (3-Month SOFR + 5.50%), 02/17/31(1)	461,532	462,688
DMS Purchaser LLC, 11.17%, (1-Month SOFR + 7.50%), 02/28/30(1)(3)	179,994	180,534
Ensono, Inc., 7.79%, (1-Month SOFR + 4.11%), 05/26/28(1)	1,147,175	1,135,416
Level 3 Financing, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/29/32(1)	2,210,000	2,216,078
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 03/15/27(4)	400,000	395,000
Lumen Technologies, Inc., 9.72%, (1-Month SOFR + 6.00%), 06/01/28(1)	2,920,435	2,936,863
Lumen Technologies, Inc., 6.14%, (1-Month SOFR + 2.46%), 04/16/29(1)	1,022,145	1,021,189
Lumen Technologies, Inc., 6.14%, (1-Month SOFR + 2.46%), 04/15/30(1)	1,287,473	1,286,269
Magnite, Inc., 6.67%, (1-Month SOFR + 3.00%), 02/06/31(1)	1,411,784	1,405,904
MH Sub I LLC, 7.92%, (1-Month SOFR + 4.25%), 05/03/28(1)	568,751	517,970
Neptune Bidco US, Inc., 8.52%, (3-Month SOFR + 4.85%), 10/11/28(1)	90,358	90,382
Neptune Bidco US, Inc., 8.77%, (3-Month SOFR + 5.10%), 04/11/29(1)	2,797,551	2,801,635
Neptune Bidco US, Inc., 0.00%, (SOFR + 0.00%), 01/28/33(4)	1,900,000	1,875,851
Nexstar Media, Inc., 6.17%, (1-Month SOFR + 2.50%), 06/28/32(1)	741,275	741,890
Summer BC Holdco B SARL, 8.93%, (3-Month SOFR + 5.26%), 02/15/29(1)	1,392,680	1,296,189
Telenet Financing USD LLC, 5.79%, (1-Month SOFR + 2.11%), 04/30/28(1)	1,000,000	991,670
TripAdvisor, Inc., 6.42%, (1-Month SOFR + 2.75%), 07/08/31(1)	1,369,482	1,333,964
Venga Finance Sarl, 7.83%, (3-Month SOFR + 4.01%), 06/28/29(1)	1,955,916	1,967,407
Viasat, Inc., 0.00%, (SOFR + 0.00%), 05/30/30(4)	154,605	154,299
Viasat, Inc., 8.29%, (1-Month SOFR + 4.61%), 05/30/30(1)	761,947	760,438
Virgin Media Bristol LLC, 7.05%, (6-Month SOFR + 3.28%), 03/31/31(1)	1,900,000	1,870,902
Wasserman Media Group LLC, 6.17%, (1-Month SOFR + 2.50%), 06/23/32(1)	668,325	669,160
Zacapa SARL, 7.42%, (3-Month SOFR + 3.75%), 03/22/29(1)	4,010,816	4,006,806
Total Communications		42,021,086

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical – 11.2%
AI Aqua Merger Sub, Inc., 6.65%, (3-Month SOFR + 3.00%), 07/31/28(1)	$397,487	$398,086
AI Aqua Merger Sub, Inc., 6.85%, (1-Month SOFR + 3.00%), 07/31/28(1)	600,000	600,903
Allwyn Entertainment Financing US LLC, 5.67%, (3-Month SOFR + 2.00%), 06/02/31(1)	1,025,309	991,136
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 11/24/32(4)	670,000	658,486
AP Core Holdings II LLC, 0.00%, (SOFR + 0.00%), 09/01/27(4)	50,000	49,963
AP Core Holdings II LLC, 9.43%, (3-Month SOFR + 5.76%), 09/01/27(1)	2,515,398	2,513,503
Autokiniton US Holdings, Inc., 7.79%, (1-Month SOFR + 4.11%), 04/06/28(1)	1,716,169	1,714,023
Boots Group Finco LP, 7.21%, (3-Month SOFR + 3.50%), 08/30/32(1)	845,000	849,048
Cedar Fair LP, 0.00%, (SOFR + 0.00%), 05/01/31(4)	750,000	743,284
CWGS Group LLC, 6.29%, (1-Month SOFR + 2.61%), 06/03/28(1)	902,177	893,249
GBT US III LLC, 5.67%, (3-Month SOFR + 2.00%), 07/25/31(1)	493,055	491,667
Golden State Foods LLC, 7.17%, (1-Month SOFR + 0.00%), 12/04/31(1)	213,838	214,668
Golden State Foods LLC, 7.17%, (3-Month SOFR + 3.50%), 12/04/31(1)	773,687	776,688
Jennmar Intermediate III LLC, 8.68%, (1-Month SOFR + 5.00%), 12/16/30(1)	805,000	800,975
Kingpin Intermediate Holdings LLC, 6.92%, (1-Month SOFR + 3.25%), 09/22/32(1)	1,050,000	1,032,612
LCI Industries, 5.92%, (1-Month SOFR + 2.25%), 03/25/32(1)	238,973	240,466
Oravel Stays Singapore Pte Ltd., 11.67%, (3-Month SOFR + 8.00%), 12/20/29(1)	1,995,746	2,048,973
Peer Holding III BV, 6.17%, (3-Month SOFR + 2.50%), 07/01/31(1)	678,150	678,913
Peer USA LLC, 5.92%, (3-Month SOFR + 2.25%), 09/29/32(1)	1,100,000	1,101,721
Restoration Hardware, Inc., 6.29%, (1-Month SOFR + 2.61%), 10/20/28(1)	308,029	304,143
Restoration Hardware, Inc., 7.02%, (1-Month SOFR + 3.35%), 10/20/28(1)	1,015,745	1,014,201
Sabre GLBL, Inc., 10.02%, (1-Month SOFR + 6.35%), 07/30/29(1)	1,785,305	1,416,336
Sabre GLBL, Inc., 9.77%, (1-Month SOFR + 6.10%), 11/15/29(1)	290,933	230,806
TRQ Sales LLC, 0.00%, (SOFR + 0.00%), 12/30/32(4)	675,000	673,312
TRQ Sales LLC, 6.94%, (3-Month SOFR + 3.25%), 12/30/32(1)	635,000	633,412
Varsity Brands, Inc., 6.67%, (3-Month SOFR + 3.00%), 08/26/31(1)	995,000	996,244
Victra Holdings LLC, 7.42%, (3-Month SOFR + 3.75%), 03/29/29(1)	1,804,823	1,809,344

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Voyager Parent LLC, 7.91%, (3-Month SOFR + 4.25%), 07/01/32(1)	$1,167,075	$1,167,151
Weber-Stephen Products LLC, 7.41%, (3-Month SOFR + 3.75%), 10/01/32(1)	1,005,000	1,006,151
WH Borrower LLC, 8.39%, (3-Month SOFR + 4.75%), 02/20/32(1)	1,896,900	1,904,013
Total Consumer, Cyclical		27,953,477
Consumer, Non-cyclical – 13.5%
A-AG US GSI Bidco, Inc., 8.67%, (3-Month SOFR + 5.00%), 10/31/31(1)	1,131,450	1,137,820
Aggreko Holdings, Inc., 0.00%, (SOFR + 0.00%), 05/21/31(4)	825,000	822,810
AHP Health Partners, Inc., 5.92%, (1-Month SOFR + 2.25%), 09/20/32(1)	852,863	853,822
American Public Education, Inc., 9.29%, (1-Month SOFR + 5.61%), 09/01/27(1)	720,000	714,600
Aspire Bakeries Holdings LLC, 6.67%, (1-Month SOFR + 3.00%), 12/23/30(1)	594,000	597,837
Camelot US Acquisition LLC, 6.42%, (1-Month SOFR + 2.75%), 01/31/31(1)	1,020,000	943,500
Catawba Nation Gaming Authority, 8.42%, (3-Month SOFR + 4.75%), 03/29/32(1)	1,035,000	1,058,934
First Advantage Holdings LLC, 6.42%, (1-Month SOFR + 2.75%), 10/31/31(1)	1,841,329	1,780,344
Froneri US, Inc., 5.88%, (6-Month SOFR + 2.50%), 08/02/32(1)	468,149	468,184
Froneri US, Inc., 5.88%, (6-Month SOFR + 2.50%), 09/30/32(1)	461,851	461,886
Fugue Finance LLC, 6.57%, (3-Month SOFR + 2.75%), 01/09/32(1)	805,924	801,894
Hologic, Inc., 0.00%, (SOFR + 0.00%), 01/14/33(4)	975,000	969,092
ION Platform Finance US, Inc., 0.00%, (SOFR + 0.00%), 10/07/32(4)	1,000,000	894,170
ION Platform Finance US, Inc., 7.42%, (3-Month SOFR + 3.75%), 10/07/32(1)	385,000	344,256
LifePoint Health, Inc., 7.42%, (3-Month SOFR + 3.75%), 05/16/31(1)	2,672,307	2,675,233
NorthAB LLC, 6.17%, (3-Month SOFR + 2.50%), 11/24/28(1)	1,022,275	967,875
Nourish Buyer I, Inc., 7.67%, (3-Month SOFR + 4.00%), 07/09/32(1)	633,688	634,613
Opal US LLC, 6.69%, (3-Month SOFR + 3.00%), 04/28/32(1)	1,700,738	1,702,693
Primary Products Finance LLC, 6.90%, (3-Month SOFR + 3.25%), 04/01/29(1)	977,162	963,423
Priority Holdings LLC, 7.42%, (1-Month SOFR + 3.75%), 07/30/32(1)	1,840,013	1,809,653
Prometric Holdings, Inc., 7.42%, (1-Month SOFR + 3.75%), 06/25/32(1)	668,325	670,273
Pye-Barker Fire & Safety LLC, 0.00%, (1-Month SOFR + 0.00%), 12/16/32(1)(5)	82,550	82,687
Pye-Barker Fire & Safety LLC, 6.21%, (3-Month SOFR + 2.50%), 12/16/32(1)	552,450	553,370
Savor Acquisition, Inc., 0.00%, (1-Month SOFR + 0.00%), 02/19/32(1)(5)	68,534	68,842

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Savor Acquisition, Inc., 6.67%, (3-Month SOFR + 3.00%), 02/19/32(1)	$722,833	$726,071
Sazerac Co., Inc., 5.68%, (1-Month SOFR + 2.00%), 07/09/32(1)	728,175	728,233
Team Health Holdings, Inc., 8.17%, (3-Month SOFR + 4.50%), 06/30/28(1)	1,179,075	1,182,117
Team Public Choices LLC, 8.82%, (3-Month SOFR + 5.15%), 12/20/27(1)	861,077	861,998
Team Public Choices LLC, 8.92%, (3-Month SOFR + 5.25%), 12/20/27(1)	779,394	780,209
Transnetwork LLC, 8.42%, (3-Month SOFR + 4.75%), 12/29/30(1)	992,405	942,785
TTF Lower Intermediate LLC, 7.79%, (6-Month SOFR + 3.75%), 07/18/31(1)	1,276,747	970,327
University Support Services LLC, 6.42%, (1-Month SOFR + 2.75%), 02/10/29(1)	2,409,412	2,286,532
Veritiv Operating Co., 7.67%, (3-Month SOFR + 4.00%), 11/29/30(1)	973,479	955,348
Vestis Corp., 6.07%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,626,635	1,526,321
Wash Bidco, Inc., 6.92%, (1-Month SOFR + 3.25%), 09/10/32(1)	840,000	844,200
Total Consumer, Non-cyclical		33,781,952
Diversified – 0.6%
First Eagle Holdings, Inc., 0.00%, (1-Month SOFR + 0.00%), 08/16/32(1)(5)	211,458	210,104
First Eagle Holdings, Inc., 7.17%, (3-Month SOFR + 3.50%), 08/16/32(1)	1,238,542	1,230,609
Total Diversified		1,440,713
Energy – 6.0%
Bayonne Energy Center LLC, 6.67%, (3-Month SOFR + 3.00%), 09/22/32(1)	877,800	883,466
Colossus Acquireco LLC, 5.42%, (1-Month SOFR + 1.75%), 07/30/32(1)	997,500	995,111
CPPIB OVM Member US LLC, 6.17%, (3-Month SOFR + 2.50%), 08/20/31(1)	894,756	896,912
Deep Blue Operating I LLC, 6.44%, (1-Month SOFR + 2.75%), 10/01/32(1)	690,000	693,022
EMG Utica Midstream Holdings LLC, 7.67%, (3-Month SOFR + 4.00%), 04/01/30(1)	878,965	885,557
FR BR Holdings LLC, 7.92%, (3-Month SOFR + 4.25%), 10/09/30(1)	708,225	713,537
Freeport LNG Investments LLLP, 0.00%, (SOFR + 0.00%), 01/30/33(4)	675,000	673,734
Goodnight Water Solutions Holdings LLC, 7.67%, (1-Month SOFR + 4.00%), 06/04/29(1)	2,405,916	2,393,887
NGL Energy Operating LLC, 7.17%, (1-Month SOFR + 3.50%), 02/03/31(1)	774,367	780,284
Oxbow Carbon LLC, 7.17%, (1-Month SOFR + 3.50%), 05/10/30(1)	1,916,707	1,922,697
Par Petroleum LLC, 6.95%, (3-Month SOFR + 3.25%), 02/28/30(1)	1,338,136	1,342,874
Rockpoint Gas Storage Partners LP, 6.17%, (3-Month SOFR + 2.50%), 09/18/31(1)	1,757,250	1,763,427

Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)
West Deptford Energy Holdings LLC, 7.67%, (1-Month SOFR + 4.00%), 07/23/32(1)	$1,015,750	$1,015,120
Total Energy		14,959,628
Financials – 11.5%
Apex Group Treasury LLC, 7.39%, (3-Month SOFR + 3.50%), 02/27/32(1)	1,156,661	1,071,357
Apollo Commercial Real Estate Finance, Inc., 6.93%, (1-Month SOFR + 3.25%), 06/13/30(1)	1,184,050	1,187,010
Asurion LLC, 9.04%, (1-Month SOFR + 5.36%), 01/20/29(1)	790,935	791,923
Asurion LLC, 7.92%, (1-Month SOFR + 4.25%), 09/19/30(1)	3,915,436	3,925,983
Baldwin Insurance Group Holdings LLC (The), 6.18%, (1-Month SOFR + 2.50%), 05/26/31(1)	635,000	633,149
Blackstone Mortgage Trust, Inc., 6.17%, (1-Month SOFR + 2.50%), 05/09/29(1)	199,758	200,007
Blackstone Mortgage Trust, Inc., 6.17%, (1-Month SOFR + 2.50%), 12/10/30(1)	509,733	510,159
Brookfield Properties Retail Holding LLC, 7.17%, (1-Month SOFR + 3.50%), 05/28/30(1)	880,575	885,057
CFC USA 2025 LLC, 7.16%, (3-Month SOFR + %), 07/01/32(1)	1,010,000	967,075
DRW Holdings LLC, 7.17%, (1-Month SOFR + 3.50%), 06/26/31(1)	1,965,150	1,942,433
EIG Management Co. LLC, 8.67%, (1-Month SOFR + 5.00%), 05/17/29(1)	424,625	424,625
FinCo I LLC, 5.42%, (1-Month SOFR + 1.75%), 06/27/29(1)	786,566	787,199
FNZ USA FinCo LLC, 8.90%, (3-Month SOFR + 5.00%), 11/05/31(1)	1,325,486	1,070,609
Franklin Square Holdings LP, 5.92%, (1-Month SOFR + 2.25%), 04/25/31(1)	1,509,668	1,441,733
Hightower Holding LLC, 6.65%, (3-Month SOFR + 2.75%), 02/03/32(1)	1,133,787	1,132,370
Hudson River Trading LLC, 6.17%, (1-Month SOFR + 2.50%), 03/18/30(1)	613,692	612,222
Jane Street Group LLC, 5.82%, (3-Month SOFR + 2.00%), 12/10/31(1)	219,808	218,489
Jane Street Group LLC, 5.82%, (3-Month SOFR + 2.00%), 12/15/31(1)	1,200,472	1,193,269
Jefferies Finance LLC, 6.43%, (1-Month SOFR + 2.75%), 10/21/31(1)	1,128,412	1,127,002
Jones Deslauriers Insurance Management, Inc., 0.00%, (SOFR + 0.00%), 12/10/32(4)	635,000	635,892
Jump Financial LLC, 7.17%, (3-Month SOFR + 3.50%), 02/26/32(1)	995,006	995,006
LendingTree, Inc., 7.92%, (1-Month SOFR + 4.50%), 08/21/30(1)	2,019,938	2,027,512
Nexus Buyer LLC, 7.17%, (1-Month SOFR + 3.50%), 07/31/31(1)	1,541,737	1,509,715

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Nexus Buyer LLC, 7.67%, (1-Month SOFR + 4.00%), 07/31/31(1)	$748,125	$738,306
OEG Borrower LLC, 7.20%, (3-Month SOFR + 3.50%), 06/30/31(1)	1,481,250	1,488,967
Superannuation & Investments US LLC, 6.17%, (1-Month SOFR + 3.00%), 12/01/28(1)	667,755	670,593
VFH Parent LLC, 6.17%, (1-Month SOFR + 2.50%), 06/21/31(1)	701,769	701,769
Total Financials		28,889,431
Industrials – 7.9%
AIT Worldwide Logistics Holdings, Inc., 7.89%, (3-Month SOFR + 4.00%), 04/08/30(1)	475,200	477,329
AMG Critical Materials NV, 7.29%, (1-Month SOFR + 3.61%), 11/30/28(1)	1,348,462	1,352,959
Clue Opco LLC, 8.17%, (3-Month SOFR + 4.50%), 12/19/30(1)	808,822	807,585
Cobham Ultra SeniorCo Sarl, 8.37%, (6-Month SOFR + 4.18%), 08/03/29(1)	1,720,308	1,721,916
Columbus McKinnon Corp., 0.00%, (SOFR + 0.00%), 01/21/33(4)	700,000	696,500
Construction Partners, Inc., 6.17%, (1-Month SOFR + 2.50%), 11/03/31(1)	690,891	692,297
Creation Technologies, Inc., 9.41%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,323,377	1,310,143
Dynamo US Bidco, Inc., 6.94%, (1-Month SOFR + 3.25%), 09/30/31(1)	1,483,769	1,487,945
HDI Aerospace Intermediate Holding III Corp., 7.40%, (3-Month SOFR + 3.75%), 02/11/32(1)	1,687,250	1,698,850
LSF11 Trinity Bidco, Inc., 6.17%, (1-Month SOFR + 2.50%), 06/14/30(1)	1,504,525	1,511,114
Oscar Acquisitionco LLC, 7.92%, (3-Month SOFR + 4.25%), 04/29/29(1)	1,023,501	786,561
Owens-Illinois Group, Inc., 6.67%, (1-Month SOFR + 3.00%), 09/30/32(1)	1,380,000	1,385,610
PAC Aviation International, Inc., 6.92%, (3-Month SOFR + 3.25%), 10/28/30(1)	700,000	694,316
Pregis TopCo LLC, 7.67%, (1-Month SOFR + 4.00%), 02/01/29(1)	848,588	852,432
Quikrete Holdings, Inc., 5.92%, (1-Month SOFR + 2.25%), 04/14/31(1)	739,895	741,230
Quikrete Holdings, Inc., 5.92%, (1-Month SOFR + 2.25%), 02/10/32(1)	322,563	322,906
Rand Parent LLC, 6.67%, (3-Month SOFR + 3.00%), 03/18/30(1)	1,775,214	1,781,311
Third Coast Infrastructure LLC, 7.42%, (1-Month SOFR + 3.75%), 09/25/30(1)	658,321	660,793
TransDigm, Inc., 6.17%, (1-Month SOFR + 2.50%), 08/19/32(1)	942,638	942,996
Total Industrials		19,924,793
Technology – 13.1%
Ahead DB Holdings LLC, 6.17%, (3-Month SOFR + 2.75%), 02/01/31(1)	1,513,799	1,492,985

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Amentum Holdings, Inc., 5.67%, (1-Month SOFR + 2.00%), 09/29/31(1)	$529,338	$529,999
Bending Spoons US, Inc., 9.57%, (1-Month SOFR + 5.88%), 03/07/31(1)	710,000	699,350
Bingo Holdings I LLC, 8.42%, (3-Month SOFR + 4.75%), 06/30/32(1)	1,187,025	1,170,704
Boxer Parent Co., Inc., 6.82%, (3-Month SOFR + 3.00%), 07/30/31(1)	1,396,482	1,347,606
Calabrio, Inc., 7.84%, (3-Month SOFR + 4.00%), 11/26/32(1)	1,235,000	1,140,831
Cloud Software Group, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/21/31(1)	1,824	1,773
Cloud Software Group, Inc., 6.92%, (3-Month SOFR + 3.25%), 03/21/31(1)	725,770	705,811
Cloud Software Group, Inc., 6.92%, (3-Month SOFR + 3.25%), 08/13/32(1)	1,243,913	1,210,221
Clover Holdings 2 LLC, 7.67%, (1-Month SOFR + 3.75%), 12/09/31(1)	982,575	967,836
Cyberswift BV, 7.65%, (3-Month SOFR + 4.00%), 10/08/32(1)	1,100,000	1,069,750
Darktrace Finco US LLC, 6.90%, (3-Month SOFR + 3.25%), 10/09/31(1)	1,305,138	1,275,498
Dawn Bidco LLC, 0.00%, (SOFR + 0.00%), 08/20/32(4)	845,000	823,347
EverCommerce Solutions, Inc., 5.92%, (1-Month SOFR + 2.25%), 07/07/31(1)	790,870	782,961
Finastra USA, Inc., 7.72%, (3-Month SOFR + 4.00%), 09/15/32(1)	1,590,000	1,403,175
Foundever Worldwide Corp., 7.68%, (3-Month SOFR + 3.86%), 08/28/28(1)	489,770	164,685
Indy US Holdco LLC, 5.92%, (1-Month SOFR + 2.50%), 10/31/30(1)	1,422,850	1,413,957
Inmar, Inc., 8.17%, (3-Month SOFR + 4.50%), 10/30/31(1)	425,545	420,936
Inmar, Inc., 8.17%, (3-Month SOFR + %), 10/30/31(1)	133,704	132,256
Inmar, Inc., 8.17%, (1-Month SOFR + 4.50%), 10/30/31(1)	370,039	366,031
KnowBe4, Inc., 7.42%, (3-Month SOFR + 3.75%), 07/23/32(1)	685,000	661,025
MaxLinear, Inc., 6.04%, (1-Month SOFR + 2.36%), 06/23/28(1)	1,201,483	1,141,409
Mermaid Bidco, Inc., 7.15%, (3-Month SOFR + 3.25%), 07/03/31(1)	1,855,159	1,827,332
Modena Buyer LLC, 7.92%, (3-Month SOFR + 4.25%), 07/01/31(1)	996,328	953,152
Perforce Software, Inc., 8.42%, (1-Month SOFR + 4.75%), 07/02/29(1)	493,704	385,706
Perforce Software, Inc., 8.42%, (1-Month SOFR + 4.75%), 03/21/31(1)	492,500	396,568
Pitney Bowes, Inc., 7.42%, (3-Month SOFR + 3.75%), 03/19/32(1)	2,987,172	2,973,177
Red Planet Borrower LLC, 7.67%, (1-Month SOFR + 4.00%), 09/08/32(1)	1,015,000	1,012,701
Starlight Parent LLC, 0.00%, (SOFR + 0.00%), 04/16/32(4)	105,000	97,650

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Starlight Parent LLC, 7.70%, (3-Month SOFR + 4.00%), 04/16/32(1)	$1,007,475	$936,952
Synechron, Inc., 7.57%, (3-Month SOFR + 3.75%), 10/03/31(1)	1,002,475	987,438
team.blue Finco SARL, 6.92%, (3-Month SOFR + 0.00%), 07/12/32(1)	1,363,150	1,329,071
Thryv, Inc., 10.42%, (1-Month SOFR + 6.75%), 05/01/29(1)	94,500	94,560
UKG, Inc., 0.00%, (SOFR + 0.00%), 02/10/31(4)	1,000,000	977,290
UKG, Inc., 6.17%, (3-Month SOFR + 2.50%), 02/10/31(1)	1,131,411	1,105,716
UST Global, Inc., 6.67%, (1-Month SOFR + 3.00%), 11/20/28(1)	963,307	953,674
Total Technology		32,953,133
Utilities – 2.6%
Eastern Power LLC, 8.92%, (1-Month SOFR + 5.25%), 04/03/28(1)	1,292,310	1,300,387
Forgent Intermediate IV LLC, 6.93%, (1-Month SOFR + 3.25%), 12/20/32(1)	750,000	753,281
Hunterstown Generation LLC, 6.67%, (3-Month SOFR + 3.00%), 11/06/31(1)	563,722	565,080
Invenergy Thermal Operating I LLC, 6.40%, (1-Month SOFR + 2.75%), 05/17/32(1)	488,857	494,865
MRP Buyer LLC, 6.92%, (3-Month SOFR + 3.25%), 05/24/32(1)	1,353,865	1,348,368
MRP Buyer LLC, 6.92%, (3-Month SOFR + 3.25%), 06/04/32(1)(5)	172,482	171,781
Ohio Power Partners LLC, 6.42%, (1-Month SOFR + 2.75%), 11/12/32(1)	669,960	669,960
Talen Energy Supply LLC, 6.35%, (3-Month SOFR + 2.50%), 05/17/30(1)	269,286	269,766
Talen Energy Supply LLC, 6.35%, (3-Month SOFR + 2.50%), 12/12/31(1)	866,250	868,013
Total Utilities		6,441,501
Total Term Loans
(Cost $231,732,199)		228,338,310
CORPORATE BONDS – 3.3%
Communications – 0.3%
Cable One, Inc., 4.00%, 11/15/30(6)	720,000	524,660
Gray Television, Inc., 4.75%, 10/15/30(6)	300,000	231,821
Total Communications		756,481
Consumer, Cyclical – 0.7%
Warnermedia Holdings, Inc., 4.28%, 03/15/32	1,857,000	1,636,481

Consumer, Non-cyclical – 1.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(6)	2,000,000	1,792,844
ION Platform Finance US, Inc., 7.88%, 09/30/32(6)	1,000,000	878,264
Total Consumer, Non-cyclical		2,671,108

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy – 0.4%
Transocean International Ltd., 7.50%, 04/15/31	$1,000,000	$986,059

Industrials – 0.8%
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/34(6)	2,075,000	2,088,257

Total Corporate Bonds
(Cost $8,416,220)		8,138,386
ASSET BACKED SECURITIES – 0.7%
Churchill Middle Market CLO V LLC, Class D, Series 2025-1A, 6.97%, (3-Month SOFR + 3.30%), 04/25/37(1)(6)	500,000	498,128
Mountain View CLO XVII Ltd., Class D2R, Series 2025-1A (Cayman Islands), 8.17%, (3-Month SOFR + 4.50%), 10/15/38(1)(6)	1,190,000	1,194,388
Total Asset Backed Securities
(Cost $1,690,000)		1,692,516
FOREIGN BOND – 0.4%†
Financials – 0.4%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(6)	1,000,000	1,048,805

(Cost $1,054,907)
	Shares	Value
AFFILIATED EXCHANGE TRADED FUND - 0.2%
Debt Fund - 0.2%
Virtus Seix AAA Private Credit CLO ETF(7)(8)	24,000	599,040
Total Affiliated Exchange Traded Fund
(Cost $600,240)		599,040
COMMON STOCKS - 0.0%(9)
Communications - 0.0%(9)
Digital Media Solutions, Inc.*(3)	1,585	28,974
Financials - 0.0%(9)
Altisource Portfolio Solutions SA*	403	2,164
Total Common Stocks
(Cost $64,095)		31,138
TOTAL INVESTMENTS - 95.8%
(Cost $243,557,661)		239,848,195
Other Assets in Excess of Liabilities - 4.2%		10,443,458
Net Assets - 100.0%		$250,291,653

†Principal disclosed in USD unless otherwise stated.

*Non-income producing security.

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.

(2)Security in default, no interest payments are being received.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2026 (unaudited)

(4)The loan will settle after January 31, 2026, at which time the interet rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(5)All or a portion of this security is subject to unfunded loan commitments.

(6)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $8,257,167, or 3.3% of net assets.

(7)Affiliated investment.

(8)Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(9)Amount rounds to less than 0.05%.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Term Loans	91.2%
Corporate Bonds	3.3%
Asset Backed Securities	0.7%
Foreign Bond	0.4%
Affiliated Exchange Traded Fund	0.2%
Common Stocks	0%*
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

* Amount rounds to less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$228,157,776	$180,534	$228,338,310
Corporate Bonds	—	8,138,386	—	8,138,386
Asset Backed Securities	—	1,692,516	—	1,692,516
Foreign Bond	—	1,048,805	—	1,048,805
Affiliated Exchange Traded Fund	599,040	—	—	599,040
Common Stocks	2,164	—	28,974	31,138
Total	$601,204	$239,037,483	$209,508	$239,848,195

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2026

Schedule of Investments — Virtus Silvant Growth Opportunities ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 16.3%
Alphabet, Inc. Class A	830	$280,540
Meta Platforms, Inc. Class A	206	147,599
Netflix, Inc.*	865	72,219
Total Communication Services		500,358
Consumer Discretionary - 12.8%
Amazon.com, Inc.*	865	206,994
Las Vegas Sands Corp.	600	31,638
MercadoLibre, Inc. (Brazil)*	15	32,217
Royal Caribbean Cruises Ltd.	370	120,121
Total Consumer Discretionary		390,970
Financials - 4.0%
Visa, Inc. Class A	375	120,686
Health Care - 7.6%
Eli Lilly & Co.	143	148,312
Intuitive Surgical, Inc.*	167	84,205
Total Health Care		232,517
Industrials - 8.1%
GE Vernova, Inc.	155	112,587
General Electric Co.	445	136,522
Total Industrials		249,109
Information Technology - 47.1%
Apple, Inc.	1,040	269,859
AppLovin Corp. Class A*	70	33,118
ASML Holding NV Class G (Netherlands)(1)	32	45,536
Autodesk, Inc.*	165	41,724
Broadcom, Inc.	455	150,741

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Fair Isaac Corp.*	49	$71,695
Microsoft Corp.	644	277,107
NVIDIA Corp.	2,600	496,938
Palantir Technologies, Inc. Class A*	390	57,170
Total Information Technology		1,443,888

Materials - 1.7%
Vulcan Materials Co.	175	52,595

TOTAL INVESTMENTS - 97.6%
(Cost $3,060,680)		2,990,123
Other Assets in Excess of Liabilities - 2.4%		74,689
Net Assets - 100.0%		$3,064,812

*Non-income producing security.

(1)American Depositary Receipt.

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)

Information Technology	47.1%
Communication Services	16.3%
Consumer Discretionary	12.8%
Industrials	8.1%
Health Care	7.6%
Financials	4.0%
Materials	1.7%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$2,990,123	$—	$—	$2,990,123
Total	$2,990,123	$—	$—	$2,990,123

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS AND NOTES – 49.3%
Angola – 0.8%
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	$78,000	$78,996
Azule Energy Finance PLC, 8.25%, 01/22/31(1)	50,000	50,211
Total Angola		129,207
Argentina – 4.7%
MSU Energy SA, 9.75%, 12/05/30(1)	158,000	158,681
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	163,778	133,172
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	107,150	87,126
Telecom Argentina SA, 9.50%, 07/18/31(1)	77,000	82,294
Telecom Argentina SA, 9.25%, 05/28/33(1)	94,000	99,584
Ypf SA, 9.50%, 01/17/31(1)	125,000	132,669
Ypf SA, 8.25%, 01/17/34(1)	107,000	109,274
Total Argentina		802,800
Brazil – 7.7%
3r Lux Sarl, 9.75%, 02/05/31(1)	81,000	84,766
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	223,000	91,363
Constellation Oil Services Holding SA, 9.38%, 11/07/29(1)	44,000	45,976
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	132,000	139,747
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	79,743	70,971
Minerva Luxembourg SA, 4.38%, 03/18/31	260,000	242,775
Movida Europe SA, 7.85%, 04/11/29(1)	92,000	88,831
MV24 Capital BV, 6.75%, 06/01/34(1)	52,052	52,784
Ohi Group SA, 13.00%, 07/22/29(1)	116,850	118,796
Samarco Mineracao SA, 9.50%, 06/30/31(1)(3)	165,361	166,584
Vamos Europe SA, 9.20%, 01/26/31(1)	77,000	73,920
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	129,504	144,226
Total Brazil		1,320,739
Chile – 0.4%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(4)(5)	69,000	73,713
China – 2.8%
Melco Resorts Finance Ltd. (Macau), 5.38%, 12/04/29	238,000	236,025
Studio City Co. Ltd. (Macau), 7.00%, 02/15/27	90,000	90,157
Studio City Finance Ltd. (Macau), 5.00%, 01/15/29(1)	161,000	156,226
Total China		482,408
Colombia – 2.8%
AI Candelaria Spain SA, 5.75%, 06/15/33	197,000	176,807
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), perpetual(1)(4)(5)	139,000	130,139
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	124,000	99,510
Sierracol Energy Andina LLC/Sierracol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(1)	74,000	73,820
Total Colombia		480,276

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
El Salvador – 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33(1)	$39,000	$41,779
Georgia – 0.1%
Georgian Railway JSC, 4.00%, 06/17/28(1)	14,000	13,387
Ghana – 0.6%
Kosmos Energy Ltd., 7.75%, 05/01/27	96,000	93,024
Guatemala – 0.7%
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	125,000	125,938
India – 2.7%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	111,000	100,955
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	96,086	81,313
JSW Hydro Energy Ltd., 4.13%, 05/18/31	104,250	98,256
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	61,000	59,109
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	34,280
Vedanta Resources Finance II PLC, 9.48%, 07/24/30(1)	60,000	63,330
Total India		437,243
Indonesia – 1.3%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	42,138	43,881
Minejesa Capital BV, 5.63%, 08/10/37(1)	167,000	165,557
Total Indonesia		209,438
Israel – 2.0%
Energean Israel Finance Ltd., 5.38%, 03/30/28(1)	22,000	21,776
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	126,000	122,905
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	53,440
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	40,000	39,780
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	149,000	114,354
Total Israel		352,255
Kazakhstan – 0.8%
Kazmunaygas National Co. JSC, 6.38%, 10/24/48(1)	134,000	134,594
Mexico – 7.8%
Banco Mercantil del Norte SA/Grand Cayman, 8.38%, (US 5 Year CMT T- Note + 4.07%), perpetual(1)(4)(5)	186,000	197,020
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	82,000	81,037
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	68,000	67,235
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	123,000	122,877

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Mexico (continued)
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	$90,000	$93,375
Orbia Advance Corp. SAB de CV, 7.50%, 05/13/35(1)	86,000	86,451
Petroleos Mexicanos, 6.84%, 01/23/30	120,000	123,163
Petroleos Mexicanos, 5.95%, 01/28/31	251,000	245,202
Petroleos Mexicanos, 6.70%, 02/16/32	59,000	59,041
Petroleos Mexicanos, 6.95%, 01/28/60	205,000	167,103
Saavi Energia Sarl, 8.88%, 02/10/35(1)	67,000	72,789
Total Mexico		1,315,293
Nigeria – 1.1%
IHS Holding Ltd., 5.63%, 11/29/26(1)	25,000	24,923
IHS Holding Ltd., 7.88%, 05/29/30(1)	40,000	41,250
IHS Holding Ltd., 8.25%, 11/29/31(1)	50,000	52,390
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	61,185	61,185
Total Nigeria		179,748
Peru – 1.1%
Banco Internacional del Peru Saa Interbank, 6.40%, (US 5 Year CMT T- Note + 2.07%), 04/30/35(1)(4)	80,000	83,120
Petroleos del Peru SA, 4.75%, 06/19/32	49,000	37,215
Volcan Cia Minera Saa, 8.50%, 10/28/32(1)	65,000	67,470
Total Peru		187,805
South Africa – 3.5%
Eskom Holdings, 8.45%, 08/10/28(1)	162,000	173,745
Eskom Holdings, 6.35%, 08/10/28(1)	43,000	44,483
Prosus NV, 3.06%, 07/13/31	79,000	72,453
Prosus NV, 3.83%, 02/08/51(1)	251,000	167,405
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	89,386
Sasol Financing USA LLC, 6.50%, 09/27/28	55,000	54,797
Total South Africa		602,269
Turkey – 2.5%
ADM Elektrik Dagitim AS, 9.50%, 02/05/31(1)	60,000	59,841
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(1)	69,000	69,514
Turk Telekomunikasyon AS, 6.95%, 10/07/32(1)	30,000	30,701
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	86,000	91,615
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	62,000	64,261
Yapi VE Kredi Bankasi AS, 9.25%, (H15T5Y + 5.28%), 01/17/34(1)(4)	50,000	53,200
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(1)	46,000	42,892
Total Turkey		412,024
Ukraine – 0.7%
VF Ukraine Pat Via Vfu Funding PLC, 9.63%, 02/11/27(1)	127,538	125,944
Uzbekistan – 0.7%
Uzbekneftegaz JSC, 8.75%, 05/07/30(1)	111,000	120,338

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Venezuela – 3.5%
Petroleos de Venezuela SA, 9.00%, 11/17/21(6)	$908,000	$324,610
Petroleos de Venezuela SA, 12.75%, 02/17/22(6)	200,000	78,220
Petroleos de Venezuela SA, 9.75%, 05/17/35(6)	525,000	192,937
Total Venezuela		595,767
Vietnam – 0.7%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	104,289	103,924
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	23,755	23,671
Total Vietnam		127,595
Total Corporate Bonds and Notes
(Cost $7,868,870)		8,363,584
FOREIGN GOVERNMENT SECURITIES – 48.9%†
Angola – 1.1%
Angolan Government International Bond, 8.00%, 11/26/29(1)	46,000	45,304
Angolan Government International Bond, 8.75%, 04/14/32(1)	142,000	138,982
Total Angola		184,286
Argentina – 4.1%
Argentine Republic Government International Bond, 1.00%, 07/09/29	76,300	67,449
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	237,600	201,841
Argentine Republic Government International Bond, 3.50%, 07/09/41(2)	331,000	240,140
Argentine Republic Government International Bond, 4.13%, 07/09/46(2)	249,727	183,924
Total Argentina		693,354
Benin – 0.2%
Benin Government International Bond, 7.96%, 02/13/38(1)	39,000	40,907
Brazil – 3.1%
Brazilian Government International Bond, 5.50%, 11/06/30	100,000	102,000
Brazilian Government International Bond, 6.00%, 10/20/33	68,000	68,969
Brazilian Government International Bond, 6.63%, 03/15/35	217,000	224,052
Brazilian Government International Bond, 7.13%, 05/13/54	31,000	31,031
Brazilian Government International Bond, 7.25%, 01/12/56	104,000	104,052
Total Brazil		530,104
Colombia – 4.4%
Colombia Government International Bond, 7.38%, 04/25/30	148,000	155,844
Colombia Government International Bond, 6.13%, 01/21/31	63,000	63,094
Colombia Government International Bond, 8.00%, 04/20/33	219,000	236,191
Colombia Government International Bond, 8.50%, 04/25/35	62,000	68,494

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Colombia (continued)
Colombia Government International Bond, 8.00%, 11/14/35	$137,000	$147,138
Colombia Government International Bond, 8.75%, 11/14/53	65,000	71,630
Total Colombia		742,391
Costa Rica – 0.9%
Costa Rica Government International Bond, 7.30%, 11/13/54(1)	137,000	153,166
Dominican Republic – 3.0%
Dominican Republic International Bond, 4.88%, 09/23/32(1)	52,000	49,946
Dominican Republic International Bond, 6.00%, 02/22/33	82,000	83,845
Dominican Republic International Bond, 5.88%, 10/28/35(1)	136,000	135,983
Dominican Republic International Bond, 6.60%, 06/01/36(1)	143,000	150,365
Dominican Republic International Bond, 6.95%, 03/15/37	39,000	41,825
Dominican Republic International Bond, 6.95%, 03/15/37(1)	25,000	26,811
Total Dominican Republic		488,775
Ecuador – 2.3%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	64,000	63,808
Ecuador Government International Bond, 6.90%, 07/31/35(2)	78,000	71,546
Ecuador Government International Bond, 9.25%, 01/29/39(1)	200,000	206,030
Ecuador Government International Bond, 5.00%, 07/31/40(2)	61,000	50,577
Total Ecuador		391,961
Egypt – 3.2%
Egypt Government International Bond, 3.88%, 02/16/26(1)	118,000	117,870
Egypt Government International Bond, 7.90%, 02/21/48(1)	123,000	111,745
Egypt Government International Bond, 8.88%, 05/29/50(1)	12,000	11,887
Egypt Government International Bond, 8.75%, 09/30/51(1)	287,000	281,561
Total Egypt		523,063
El Salvador – 1.2%
El Salvador Government International Bond, 8.63%, 02/28/29	21,000	22,554
El Salvador Government International Bond, 8.25%, 04/10/32(1)	31,000	33,403
El Salvador Government International Bond, 7.65%, 06/15/35	124,000	128,712
El Salvador Government International Bond, 7.63%, 02/01/41	15,000	15,030
Total El Salvador		199,699
Ethiopia – 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(1)(6)	12,000	12,720

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Gabon – 0.2%
Gabon Government International Bond, 6.63%, 02/06/31(1)	$35,000	$29,708
Ghana – 1.1%
Ghana Government International Bond, 4.79%, 07/03/26(1)(7)	1,600	1,576
Ghana Government International Bond, 5.00%, 07/03/29(1)(2)	28,000	27,469
Ghana Government International Bond, 5.17%, 01/03/30(1)(7)	17,505	15,375
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	153,600	140,352
Total Ghana		184,772
Guatemala – 1.2%
Guatemala Government Bond, 6.60%, 06/13/36(1)	70,000	75,163
Guatemala Government Bond, 4.65%, 10/07/41	152,000	131,875
Total Guatemala		207,038
Indonesia – 0.3%
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30	50,000	52,895
Ivory Coast – 1.1%
Ivory Coast Government International Bond, 7.63%, 01/30/33(1)	97,000	103,790
Ivory Coast Government International Bond, 8.08%, 04/01/36(1)	75,000	80,306
Total Ivory Coast		184,096
Kenya – 1.0%
Republic of Kenya Government International Bond, 7.88%, 10/09/33(1)	73,000	73,584
Republic of Kenya Government International Bond, 9.50%, 03/05/36(1)	102,000	109,344
Total Kenya		182,928
Kyrgyzstan – 1.1%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(1)	177,000	184,275
Lebanon – 0.6%
Lebanon Government International Bond, 8.25%, 04/12/21(6)	264,000	77,220
Lebanon Government International Bond, Series G, 7.15%, 11/20/31(6)	80,000	23,480
Total Lebanon		100,700
Morocco – 0.1%
Morocco Government International Bond, 3.00%, 12/15/32(1)	17,000	14,867
Nigeria – 2.3%
Nigeria Government International Bond, 6.13%, 09/28/28(1)	56,000	56,420
Nigeria Government International Bond, 9.63%, 06/09/31(1)	147,000	166,625
Nigeria Government International Bond, 8.63%, 01/13/36(1)	160,000	171,310
Total Nigeria		394,355

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Pakistan – 1.3%
Pakistan Government International Bond, 6.88%, 12/05/27	$200,000	$203,499
Pakistan Government International Bond, 7.38%, 04/08/31(1)	16,000	16,144
Total Pakistan		219,643
Senegal – 0.3%
Senegal Government International Bond, 6.25%, 05/23/33(1)	88,000	51,023
South Africa – 2.6%
Republic of South Africa Government International Bond, Series 10Y, 5.88%, 04/20/32	30,000	30,783
Republic of South Africa Government International Bond, Series 30Y, 5.65%, 09/27/47	144,000	119,088
Republic of South Africa Government International Bond, Series 30Y, 6.30%, 06/22/48	151,000	135,749
Republic of South Africa Government International Bond, 7.95%, 11/19/54(1)	139,000	146,133
Total South Africa		431,753
Sri Lanka – 2.1%
Sri Lanka Government International Bond, 3.35%, 03/15/33(1)(2)	275,000	253,000
Sri Lanka Government International Bond, 3.60%, 06/15/35(1)(2)	122,000	100,028
Total Sri Lanka		353,028
Suriname – 0.3%
Suriname Government International Bond, 8.50%, 11/06/35(1)	50,000	54,050
Trinidad and Tobago – 1.5%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	158,000	158,948
Trinidad & Tobago Government International Bond, 6.50%, 01/28/36(1)	110,000	109,932
Total Trinidad and Tobago		268,880
Turkey – 4.5%
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	90,092
Turkiye Government International Bond, Series 10Y, 5.95%, 01/15/31	382,000	382,741
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32	33,000	34,543
Turkiye Government International Bond, 7.25%, 05/29/32	124,000	130,247
Turkiye Government International Bond, 6.95%, 09/16/35	131,000	133,018
Total Turkey		770,641
Ukraine – 2.0%
Ukraine Government International Bond, 0.00%, 02/01/30(1)(2)	8,035	5,100
Ukraine Government International Bond, 4.00%, 02/01/32(2)	263,980	210,711

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Ukraine (continued)
Ukraine Government International Bond, 4.00%, 02/01/32(1)(2)	$22,000	$17,545
Ukraine Government International Bond, 4.50%, 02/01/34(1)(2)	2,197	1,389
Ukraine Government International Bond, 0.00%, 02/01/36(1)(2)	164,000	92,414
Ukraine Government International Bond, 4.50%, 02/01/36(1)(2)	18,421	11,255
Ukraine Government International Bond, 4.50%, 02/01/36(2)	31,000	18,941
Total Ukraine		357,355
Uzbekistan – 0.5%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	82,962
Venezuela – 0.8%
Republic of Venezuela International Bond, 11.75%, 10/21/26(6)	280,000	124,040
Venezuela Government International Bond, 12.75%, 08/23/22(6)	44,000	19,624
Total Venezuela		143,664
Zambia – 0.4%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	35,353	34,668
Zambia Government International Bond, 0.50%, 12/31/53(1)	50,000	36,050
Total Zambia		70,718
Total Foreign Government Securities
(Cost $7,749,492)		8,299,777
TOTAL INVESTMENTS - 98.2%
(Cost $15,618,362)		16,663,361
Other Assets in Excess of Liabilities - 1.8%		301,499
Net Assets - 100.0%		$16,964,860

†Principal disclosed in USD unless otherwise stated.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $9,045,864, or 53.3% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2026.

(3)Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.

(5)Perpetual security with no contractual maturity date.

(6)Security in default, no interest payments are being received.

(7)Represents a zero coupon bond. Rate shown reflects the effective yield.

Abbreviations:

CMT — Constant Maturity Treasury Index

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2026 (unaudited)

Industry Breakdown
As of January 31, 2026 (based on net assets)
Sovereign	48.4%
Oil & Gas	14.9%
Electric	6.8%
Banks	4.0%
Lodging	2.8%
Telecommunications	2.5%
Energy-Alternate Sources	2.2%
Chemicals	1.9%
Oil & Gas Services	1.5%
Food	1.4%
Mining	1.4%
Internet	1.4%
Government	1.3%
Commercial Services	1.1%
Engineering & Construction	1.1%
Iron/Steel	1.0%
Pipelines	1.0%
Pharmaceuticals	0.9%
Building Materials	0.7%
Airlines	0.6%
Municipal	0.5%
Distribution/Wholesale	0.4%
Transportation	0.4%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds and Notes	$—	$8,363,584	$—	$8,363,584
Foreign Government Securities	—	8,299,777	—	8,299,777
Total	$—	$16,663,361	$—	$16,663,361

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 99.2%
Communication Services — 4.0%
Alphabet, Inc. Class A	5,695	$1,924,910
Electronic Arts, Inc.	9,321	1,900,738
Live Nation Entertainment, Inc.*	12,977	1,887,505
Spotify Technology SA*	3,723	1,862,803
Warner Music Group Corp. Class A	62,957	1,887,451
Total Communication Services		9,463,407
Consumer Discretionary — 11.9%
Burlington Stores, Inc.*	6,572	1,944,392
Carvana Co.*	3,988	1,599,627
Darden Restaurants, Inc.	9,675	1,928,711
DoorDash, Inc. Class A*	9,187	1,879,844
eBay, Inc.	20,012	1,825,495
Expedia Group, Inc.	7,142	1,891,487
Las Vegas Sands Corp.	31,568	1,664,581
MercadoLibre, Inc. (Brazil)*	831	1,784,813
PulteGroup, Inc.	15,378	1,923,634
Ross Stores, Inc.	10,243	1,932,342
Royal Caribbean Cruises Ltd.	6,557	2,128,730
TJX Cos., Inc. (The)	12,872	1,928,354
Ulta Beauty, Inc.*	2,926	1,894,175
Williams-Sonoma, Inc.	9,149	1,872,343
Yum China Holdings, Inc. (China)	37,973	1,876,626
Total Consumer Discretionary		28,075,154
Consumer Staples — 4.0%
Coca-Cola Co. (The)	25,901	1,937,654
Costco Wholesale Corp.	1,964	1,846,651
Hershey Co. (The)	9,941	1,936,010
Monster Beverage Corp.*	23,402	1,889,945
Walmart, Inc.	16,292	1,941,029
Total Consumer Staples		9,551,289
Energy — 1.6%
Baker Hughes Co.	33,719	1,889,613
SLB Ltd.	37,605	1,819,330
Total Energy		3,708,943
Financials — 23.5%
Aflac, Inc.	17,577	1,950,168
Allstate Corp. (The)	9,782	1,946,520
American Express Co.	5,300	1,866,501
Bank of New York Mellon Corp. (The)	16,026	1,921,838
Berkshire Hathaway, Inc. Class B*	4,014	1,928,847
Capital One Financial Corp.	8,774	1,920,892
Charles Schwab Corp. (The)	18,368	1,908,803
Chubb Ltd.	6,319	1,956,110
Cincinnati Financial Corp.	12,069	1,941,781
CME Group, Inc.	6,697	1,935,835
Hartford Insurance Group, Inc. (The)	14,620	1,974,577
Interactive Brokers Group, Inc. Class A	25,240	1,889,971
Intercontinental Exchange, Inc.	10,994	1,910,537
LPL Financial Holdings, Inc.	5,219	1,902,326
Markel Group, Inc.*	947	1,932,486
Mastercard, Inc. Class A	3,661	1,972,510

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Moody’s Corp.	3,672	$1,893,136
Nasdaq, Inc.	19,341	1,873,950
Northern Trust Corp.	12,704	1,898,359
NU Holdings Ltd. Class A (Brazil)*	102,700	1,822,925
Principal Financial Group, Inc.	20,655	1,956,442
Raymond James Financial, Inc.	11,272	1,869,574
Regions Financial Corp.	68,356	1,948,146
Robinhood Markets, Inc. Class A*	18,102	1,800,787
S&P Global, Inc.	3,617	1,909,016
Synchrony Financial	26,097	1,895,425
Travelers Cos., Inc. (The)	6,774	1,927,271
Visa, Inc. Class A	5,858	1,885,280
W R Berkley Corp.	28,337	1,943,351
Total Financials		55,483,364
Health Care — 11.9%
Abbott Laboratories	17,595	1,923,133
Alnylam Pharmaceuticals, Inc.*	5,370	1,815,382
Amgen, Inc.	5,422	1,853,673
Cencora, Inc.	5,350	1,921,827
Edwards Lifesciences Corp.*	22,789	1,854,113
Eli Lilly & Co.	1,832	1,900,059
Gilead Sciences, Inc.	13,514	1,918,312
IDEXX Laboratories, Inc.*	2,743	1,839,072
Incyte Corp.*	18,412	1,842,489
Insulet Corp.*	7,191	1,839,530
Merck & Co., Inc.	17,652	1,946,486
Regeneron Pharmaceuticals, Inc.	2,470	1,831,382
ResMed, Inc.	7,457	1,926,218
STERIS PLC	7,241	1,901,487
Vertex Pharmaceuticals, Inc.*	4,017	1,887,588
Total Health Care		28,200,751
Industrials — 19.0%
AMETEK, Inc.	8,638	1,934,739
Axon Enterprise, Inc.*	3,121	1,509,253
Cummins, Inc.	3,307	1,914,158
Delta Air Lines, Inc.	28,804	1,897,896
Emerson Electric Co.	12,900	1,895,784
Expeditors International of Washington, Inc.	12,029	1,931,136
Fastenal Co.	43,347	1,879,526
Ferguson Enterprises, Inc.	7,572	1,911,627
General Dynamics Corp.	5,197	1,824,615
HEICO Corp.	5,628	1,862,361
Howmet Aerospace, Inc.	8,840	1,839,427
Hubbell, Inc.	3,934	1,919,556
Leidos Holdings, Inc.	10,180	1,916,690
Parker-Hannifin Corp.	2,058	1,925,959
Quanta Services, Inc.	3,975	1,886,654
Rockwell Automation, Inc.	4,538	1,913,448
Rollins, Inc.	30,006	1,900,580
Trane Technologies PLC	4,857	2,042,757
Uber Technologies, Inc.*	23,450	1,877,173

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
United Rentals, Inc.	2,100	$1,642,326
Vertiv Holdings Co. Class A	10,069	1,874,646
Waste Management, Inc.	8,234	1,829,924
Westinghouse Air Brake Technologies Corp.	8,222	1,892,211
Xylem, Inc.	13,568	1,870,620
Total Industrials		44,893,066
Information Technology — 17.0%
Advanced Micro Devices, Inc.*	7,559	1,789,442
Amphenol Corp. Class A	11,460	1,651,157
Applied Materials, Inc.	5,726	1,845,604
AppLovin Corp. Class A*	3,505	1,658,251
Arista Networks, Inc.*	12,988	1,840,919
Broadcom, Inc.	5,725	1,896,693
Cadence Design Systems, Inc.*	5,984	1,773,418
Cisco Systems, Inc.	24,214	1,896,440
Cognizant Technology Solutions Corp. Class A	22,505	1,846,760
First Solar, Inc.*	8,105	1,827,840
KLA Corp.	1,179	1,683,541
LAM Research Corp.	7,990	1,865,345
Micron Technology, Inc.	4,644	1,926,703
Microsoft Corp.	3,965	1,706,100
Monolithic Power Systems, Inc.	1,740	1,956,021
NVIDIA Corp.	10,106	1,931,560
Oracle Corp.	10,892	1,792,605
Palantir Technologies, Inc. Class A*	11,498	1,685,492
TE Connectivity PLC (Switzerland)	8,254	1,838,826
Teledyne Technologies, Inc.*	3,092	1,917,968
Texas Instruments, Inc.	9,688	2,088,248
Zoom Communications, Inc.*	20,173	1,857,933
Total Information Technology		40,276,866

Security Description	Shares	Value
COMMON STOCKS (continued)
Materials — 4.7%
Ecolab, Inc.	6,705	$1,890,743
Freeport-McMoRan, Inc.	30,301	1,825,029
Linde PLC	4,205	1,921,559
Martin Marietta Materials, Inc.	2,934	1,912,821
Newmont Corp.	15,001	1,685,363
Vulcan Materials Co.	6,378	1,916,844
Total Materials		11,152,359
Real Estate — 0.8%
Welltower, Inc.	10,383	1,955,742
Utilities — 0.8%
Edison International	30,418	1,894,433
Total Common Stocks
(Cost $212,204,427)		234,655,374
TOTAL INVESTMENTS — 99.2%
(Cost $212,204,427)		234,655,374
Other Assets in Excess of Liabilities — 0.8%		1,922,655
Net Assets — 100.0%		$236,578,029

*Non-income producing security.

Portfolio Composition
Asset Allocation as of 01/31/2026 (based on net assets)
Financials	23.5%
Industrials	19.0%
Information Technology	17.0%
Consumer Discretionary	11.9%
Health Care	11.9%
Materials	4.7%
Consumer Staples	4.0%
Communication Services	4.0%
Energy	1.6%
Real Estate	0.8%
Utilities	0.8%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$234,655,374	$—	$—	$234,655,374
Total	$234,655,374	$—	$—	$234,655,374

Schedule of Investments — Virtus U.S. Dividend ETF

January 31, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 5.8%
Alphabet, Inc. Class A	899	$303,862
Alphabet, Inc. Class C	696	235,617
Meta Platforms, Inc. Class A	319	228,564
Roku, Inc.*	1,885	179,452
Spok Holdings, Inc.	13,717	188,883
Total Communication Services		1,136,378
Consumer Discretionary — 5.7%
Amazon.com, Inc.*	2,673	639,649
Best Buy Co., Inc.	899	58,525
Magna International, Inc. (Canada)	3,712	189,831
Tesla, Inc.*	261	112,337
TJX Cos., Inc. (The)	696	104,268
Total Consumer Discretionary		1,104,610
Consumer Staples — 2.0%
Altria Group, Inc.	3,504	217,213
Dollar General Corp.	1,160	166,379
Total Consumer Staples		383,592
Energy — 6.1%
Alliance Resource Partners LP	7,395	176,149
Hafnia Ltd. (Singapore)	13,572	83,332
Kimbell Royalty Partners LP	20,459	274,764
Plains GP Holdings LP Class A*	5,481	112,251
TORM PLC Class A (Switzerland)	9,222	224,464
USA Compression Partners LP	5,052	130,645
Western Midstream Partners LP	4,524	187,565
Total Energy		1,189,170
Financials — 17.4%
AGNC Investment Corp.	17,574	200,344
AllianceBernstein Holding LP	5,771	245,498
Allstate Corp. (The)	928	184,663
Annaly Capital Management, Inc.	12,373	284,703
Bank of New York Mellon Corp. (The)	1,595	191,272
Canadian Imperial Bank of Commerce (Canada)	1,537	142,003
Charles Schwab Corp. (The)	1,595	165,752
Dynex Capital, Inc.	20,199	280,362
East West Bancorp, Inc.	1,131	129,432
First Financial Corp.	2,407	156,840
Invesco Mortgage Capital, Inc.	20,184	173,381
JPMorgan Chase & Co.	174	53,225
MFA Financial, Inc.	12,818	123,566
Orchid Island Capital, Inc.	36,486	284,591
PNC Financial Services Group, Inc. (The)	450	100,485
Regions Financial Corp.	6,583	187,615
S&P Global, Inc.	435	229,589
US Bancorp	4,350	244,078
Total Financials		3,377,399

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care — 7.5%
AbbVie, Inc.	1,276	$ 284,561
Amgen, Inc.	725	247,863
Bristol-Myers Squibb Co.	4,118	226,696
CVS Health Corp.	928	69,154
Johnson & Johnson	1,653	375,644
Pfizer, Inc.	9,599	253,798
Total Health Care		1,457,716
Industrials — 10.6%
AMETEK, Inc.	957	214,349
Comfort Systems USA, Inc.	203	231,846
EMCOR Group, Inc.	261	188,111
General Dynamics Corp.	493	173,087
Global Ship Lease, Inc. Class A (United Kingdom)	5,075	190,515
HEICO Corp. Class A	696	177,195
Icahn Enterprises LP	24,824	193,131
L3Harris Technologies, Inc.	551	188,910
nVent Electric PLC	1,914	214,866
United Parcel Service, Inc. Class B	982	104,308
Vertiv Holdings Co. Class A	957	178,174
Total Industrials		2,054,492
Information Technology — 33.6%
Amphenol Corp. Class A	1,769	254,877
Analog Devices, Inc.	986	306,528
Apple, Inc.	3,393	880,416
Arista Networks, Inc.*	1,537	217,854
Broadcom, Inc.	1,334	441,954
Cisco Systems, Inc.	3,161	247,570
Dell Technologies, Inc. Class C	1,015	116,157
Docusign, Inc.*	1,189	62,470
KLA Corp.	87	124,231
LAM Research Corp.	2,032	474,391
Micron Technology, Inc.	1,296	537,684
Microsoft Corp.	1,711	736,226
Monolithic Power Systems, Inc.	203	228,202
Motorola Solutions, Inc.	203	81,716
NVIDIA Corp.	5,751	1,099,189
Sandisk Corp.*	493	284,091
ServiceNow, Inc.*	1,305	152,698
TE Connectivity PLC (Switzerland)	377	83,988
Zoom Communications, Inc.*	2,233	205,659
Total Information Technology		6,535,901
Materials — 4.0%
Agnico Eagle Mines Ltd. (Canada)	1,160	220,980
Ardagh Metal Packaging SA	14,413	63,273
Aura Minerals, Inc.	2,465	156,996
SunCoke Energy, Inc.	7,859	61,771
Wheaton Precious Metals Corp. (Brazil)	2,117	279,169
Total Materials		782,189

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus U.S. Dividend ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate — 2.8%
Global Medical REIT, Inc.	2,262	$78,129
Innovative Industrial Properties, Inc.	2,668	128,918
LTC Properties, Inc.	4,872	177,682
Postal Realty Trust, Inc. Class A	3,973	72,428
VICI Properties, Inc.	3,161	88,761
Total Real Estate		545,918
Utilities — 4.1%
Atmos Energy Corp.	1,073	178,483
Brookfield Infrastructure Partners LP (Canada)	5,539	200,235
Edison International	3,161	196,867
Emera, Inc. (Canada)	3,277	162,408
Eversource Energy	812	56,133
Total Utilities		794,126

TOTAL INVESTMENTS — 99.6%
(Cost $18,142,410)		19,361,491
Other Assets in Excess of Liabilities — 0.4%		78,191
Net Assets — 100.0%		$19,439,682

*Non-income producing security.

Portfolio Composition

Asset Allocation as of 01/31/2026 (based on net assets)

Information Technology	33.6%
Financials	17.4%
Industrials	10.6%
Health Care	7.5%
Energy	6.1%
Communication Services	5.8%
Consumer Discretionary	5.7%
Utilities	4.1%
Materials	4.0%
Real Estate	2.8%
Consumer Staples	2.0%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$19,361,491	$—	$—	$19,361,491
Total	$19,361,491	$—	$—	$19,361,491

The accompanying notes are an integral part of these financial statements.

Consolidated Statements of Assets and Liabilities (FORM N-CSR ITEM 7)

January 31, 2026 (unaudited)

	Virtus AlphaSimplex Global Macro ETF	Virtus AlphaSimplex Managed Futures ETF
Assets:
Investments, at cost	$5,550,714	$27,624,924
Investments, at value	5,903,795	27,626,542
Cash	672,442	3,954,383
Cash pledged as collateral for futures contracts	579,515	3,106,857
Receivables:
Prepaid expenses	—	88
Total Assets	7,155,752	34,687,870

Liabilities:
Due to broker	148,638	753,186
Payables:
Investment securities purchased	—	1,492,800
Advisory fees	4,696	21,266
Total Liabilities	153,334	2,267,252
Net Assets	$7,002,418	$32,420,618

Net Assets Consist of:
Paid-in capital	$6,314,998	$30,794,925
Total distributable earnings (accumulated deficit)	687,420	1,625,693
Net Assets	$7,002,418	$32,420,618
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	250,004	1,300,004
Net asset value per share	$28.01	$24.94

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

January 31, 2026 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF	Virtus International Dividend ETF	Virtus KAR Mid-Cap ETF	Virtus Newfleet Securitized Income ETF
Assets:
Investments, at cost	$4,068,257	$16,983,468	$37,089,334	$82,308,109
Investments, at value	5,569,215	18,228,115	37,761,591	82,524,688
Cash	55,337	101,632	2,630,297	1,545,930
Foreign currency(a)	709	75	—	—
Receivables:
Tax reclaim	15,617	2,644	—	—
Dividends and interest	8,353	28,849	5,101	309,521
Investment securities sold	6	14	—	—
Prepaid expenses	174	—	58	319
Total Assets	5,649,411	18,361,329	40,397,047	84,380,458

Liabilities:
Payables:
Investment securities purchased	—	—	—	1,649,885
Advisory fees	3,853	6,331	27,189	27,311
Other accrued expenses	—	418	—	—
Total Liabilities	3,853	6,749	27,189	1,677,196
Net Assets	$5,645,558	$18,354,580	$40,369,858	$82,703,262

Net Assets Consist of:
Paid-in capital	$4,551,925	$16,956,381	$39,950,086	$83,566,924
Total distributable earnings (accumulated deficit)	1,093,633	1,398,199	419,772	(863,662)
Net Assets	$5,645,558	$18,354,580	$40,369,858	$82,703,262
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	200,004	550,004	1,600,004	3,400,004
Net asset value per share	$28.23	$33.37	$25.23	$24.32

(a) Foreign currency, at cost	$709	$73	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

January 31, 2026 (unaudited)

	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Seix AAA Private Credit CLO ETF	Virtus Seix Senior Loan ETF
Assets:
Investments, at cost	$12,287,881	$30,288,687	$17,282,105	$242,957,421
Investments in affiliates, at cost	$—	$—	$—	$600,240
Investments, at value	12,455,529	30,479,889	17,264,141	239,249,155
Investments in affiliates, at value	—	—	—	599,040
Cash	352,384	132,020	966,696	5,773,392
Receivables:
Dividends and interest	92,891	645,446	58,649	1,284,027
Investment securities sold	—	—	—	19,992,712
Prepaid expenses	102	116	44	12,813
Total Assets	12,900,906	31,257,471	18,289,530	266,911,139

Liabilities:
Payables:
Investment securities purchased	3,253	10,000	798,000	14,169,357
Capital shares payable	—	—	—	2,322,902
Advisory fees	3,828	10,500	4,305	127,227
Total Liabilities	7,081	20,500	802,305	16,619,486
Net Assets	$12,893,825	$31,236,971	$17,487,225	$250,291,653

Net Assets Consist of:
Paid-in capital	$12,706,870	$34,586,451	$17,503,218	$263,116,275
Total distributable earnings (accumulated deficit)	186,955	(3,349,480)	(15,993)	(12,824,622)
Net Assets	$12,893,825	$31,236,971	$17,487,225	$250,291,653
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	500,004	1,429,000	700,004	10,775,004
Net asset value per share	$25.79	$21.86	$24.98	$23.23
Foreign currency, at cost	$—	$—	$—	$572

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

January 31, 2026 (unaudited)

	Virtus Silvant Growth Opportunities ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF	Virtus U.S. Dividend ETF
Assets:
Investments, at cost	$3,060,680	$15,618,362	$212,204,427	$18,142,410
Investments, at value	2,990,123	16,663,361	234,655,374	19,361,491
Cash	32,761	299,681	830,805	47,547
Receivables:
Investment securities sold	149,997	55,049	116,427,571	2,835
Dividends and interest	85	255,694	39,382	32,106
Capital shares sold	—	—	38,525,209	—
Prepaid expenses	—	160	218	—
Total Assets	3,172,966	17,273,945	390,478,559	19,443,979

Liabilities:
Payables:
Investment securities purchased	107,307	301,310	115,818,296	—
Capital shares payable	—	—	38,021,442	—
Advisory fees	847	7,775	60,792	4,297
Total Liabilities	108,154	309,085	153,900,530	4,297
Net Assets	$3,064,812	$16,964,860	$236,578,029	$19,439,682

Net Assets Consist of:
Paid-in capital	$3,141,214	$15,721,346	$252,499,199	$17,996,338
Total distributable earnings (accumulated deficit)	(76,402)	1,243,514	(15,921,170)	1,443,344
Net Assets	$3,064,812	$16,964,860	$236,578,029	$19,439,682
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	125,004	600,004	5,600,004	725,004
Net asset value per share	$24.52	$28.27	$42.25	$26.81

The accompanying notes are an integral part of these financial statements.

Consolidated Statements of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended January 31, 2026 (unaudited)

	Virtus AlphaSimplex Global Macro ETF[1]	Virtus AlphaSimplex Managed Futures ETF
Investment Income:
Dividend income	$39,385	$—
Interest income	25,779	246,071
Total Investment Income	65,164	246,071

Expenses:
Advisory fees	24,393	109,523
Other expenses	—	8
Total Expenses	24,393	109,531
Net Investment Income	40,771	136,540

Net Realized Gain (Loss) on:
Futures	409,851	1,915,003
Foreign currency transactions	(440)	(7,308)
Total Net Realized Gain	409,411	1,907,695

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	353,081	1,618
Futures	185,499	1,112,874
Foreign currency translations	(550)	(2,913)
Total Change in Net Unrealized Appreciation	538,030	1,111,579
Net Realized and Change in Unrealized Gain	947,441	3,019,274
Net Increase in Net Assets Resulting from Operations	$988,212	$3,155,814

1From August 4, 2025 (commencement of operations) through January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended January 31, 2026 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF	Virtus International Dividend ETF[1]	Virtus KAR Mid-Cap ETF	Virtus Newfleet Securitized Income ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$66,371	$40,281	$114,094	$—
Interest income	399	—	12,012	2,078,190
Total Investment Income	66,770	40,281	126,106	2,078,190

Expenses:
Advisory fees	18,331	8,874	132,357	191,404
Total Expenses	18,331	8,874	132,357	191,404
Less expense waivers/reimbursements	(1,944)	—	—	(39,062)
Net Expenses	16,387	8,874	132,357	152,342
Net Investment Income (Loss)	50,383	31,407	(6,251)	1,925,848

Net Realized Gain (Loss) on:
Investments	337,624	2,468	(440,959)	(499,406)
In-kind redemptions	793,440	120,106	217,168	—
Foreign currency transactions	282	(961)	—	—
Total Net Realized Gain (Loss)	1,131,346	121,613	(223,791)	(499,406)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	608,812	1,244,647	1,318,349	22,491
Foreign currency translations	1,254	532	—	—
Total Change in Net Unrealized Appreciation	610,066	1,245,179	1,318,349	22,491
Net Realized and Change in Unrealized Gain (Loss)	1,741,412	1,366,792	1,094,558	(476,915)
Net Increase in Net Assets Resulting from Operations	$1,791,795	$1,398,199	$1,088,307	$1,448,933
Foreign withholding taxes	$1,056	$5,329	$—	$—

1From December 2, 2025 (commencement of operations) through January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Six Months Ended January 31, 2026 (unaudited)

	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Seix AAA Private Credit CLO ETF	Virtus Seix Senior Loan ETF
Investment Income:
Dividend income	$—	$—	$—	$431,152
Interest income	338,908	1,060,384	512,865	11,554,960
Total Investment Income	338,908	1,060,384	512,865	11,986,112

Expenses:
Advisory fees	25,479	60,945	26,211	850,494
Interest expense and/or commitment fees	—	—	—	14,922
Total Expenses	25,479	60,945	26,211	865,416
Less expense waivers/reimbursements	(3,185)	—	—	(14,922)
Net Expenses	22,294	60,945	26,211	850,494
Net Investment Income	316,614	999,439	486,654	11,135,618

Net Realized Gain (Loss) on:
Investments	(18,639)	(309,316)	8,532	(1,407,465)
Foreign currency transactions	—	—	—	(111)
Total Net Realized Gain (Loss)	(18,639)	(309,316)	8,532	(1,407,576)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	5,826	360,246	20,880	(3,389,333)
Investments in affiliates	—	—	—	(1,200)
Foreign currency translations	—	—	—	572
Total Change in Net Unrealized Appreciation (Depreciation)	5,826	360,246	20,880	(3,389,961)
Net Realized and Change in Unrealized Gain (Loss)	(12,813)	50,930	29,412	(4,797,537)
Net Increase in Net Assets Resulting from Operations	$303,801	$1,050,369	$516,066	$6,338,081

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Six Months Ended January 31, 2026 (unaudited)

	Virtus Silvant Growth Opportunities ETF[1]	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF	Virtus U.S. Dividend ETF[2]
Investment Income:
Dividend income (net of foreign withholding taxes)	$459	$—	$1,030,779	$90,762
Interest income	—	622,732	10,347	63
Total Investment Income	459	622,732	1,041,126	90,825

Expenses:
Advisory fees	1,066	43,088	340,891	6,050
Total Expenses	1,066	43,088	340,891	6,050
Net Investment Income (Loss)	(607)	579,644	700,235	84,775

Net Realized Gain (Loss) on:
Investments	(5,238)	270,565	(13,862,307)	3,029
In-kind redemptions	—	—	19,993,406	136,459
Total Net Realized Gain (Loss)	(5,238)	270,565	6,131,099	139,488

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(70,557)	511,895	425,775	1,219,081
Total Change in Net Unrealized Appreciation (Depreciation)	(70,557)	511,895	425,775	1,219,081
Net Realized and Change in Unrealized Gain (Loss)	(75,795)	782,460	6,556,874	1,358,569
Net Increase (Decrease) in Net Assets Resulting from Operations	$(76,402)	$1,362,104	$7,257,109	$1,443,344
Foreign withholding taxes	$—	$6	$—	$580

1From December 22, 2025 (commencement of operations) through January 31, 2026.

2From December 2, 2025 (commencement of operations) through January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Consolidated Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

	Virtus AlphaSimplex Global Macro ETF	Virtus AlphaSimplex Managed Futures ETF
	For the Period August 4, 2025[1] Through January 31, 2026 (unaudited)	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$38,868	$136,540	$141,200
Net realized gain (loss)	411,314	1,907,695	(1,418,541)
Net change in unrealized appreciation (depreciation)	538,030	1,111,579	(121,154)
Net increase (decrease) in net assets resulting from operations	988,212	3,155,814	(1,398,495)
Distributions to Shareholders	(300,792)	(65,931)	(187,522)

Shareholder Transactions:
Proceeds from shares sold	6,314,998	17,807,769	27,976,745
Cost of shares redeemed	—	(4,614,476)	(19,068,939)
Net increase in net assets resulting from shareholder transactions	6,314,998	13,193,293	8,907,806
Increase in net assets	7,002,418	16,283,176	7,321,789

Net Assets:
Beginning of period/year	—	16,137,442	8,815,653
End of period/year	$7,002,418	$32,420,618	$16,137,442

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	725,004	350,004
Shares sold	250,004	775,000	1,225,000
Shares redeemed	—	(200,000)	(850,000)
Shares outstanding, end of period/year	250,004	1,300,004	725,004

1Commencement of operations.

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF		Virtus International Dividend ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Period December 2, 2025[1] Through January 31, 2026 (unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$50,383	$105,627	$31,407
Net realized gain (loss)	1,131,346	(18,738)	121,613
Net change in unrealized appreciation	610,066	617,295	1,245,179
Net increase in net assets resulting from operations	1,791,795	704,184	1,398,199
Distributions to Shareholders	(65,113)	(91,033)	—

Shareholder Transactions:
Proceeds from shares sold	—	1,356,433	18,584,917
Cost of shares redeemed	(3,219,458)	(448,102)	(1,628,536)
Net increase (decrease) in net assets resulting from shareholder transactions	(3,219,458)	908,331	16,956,381
Increase (decrease) in net assets	(1,492,776)	1,521,482	18,354,580

Net Assets:
Beginning of period/year	7,138,334	5,616,852	—
End of period/year	$5,645,558	$7,138,334	$18,354,580

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	350,004	300,004	—
Shares sold	—	75,000	600,004
Shares redeemed	(150,000)	(25,000)	(50,000)
Shares outstanding, end of period/year	200,004	350,004	550,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus KAR Mid-Cap ETF		Virtus Newfleet Securitized Income ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Period October 15, 2024[1] Through July 31, 2025	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(6,251)	$(2,530)	$1,925,848	$1,652,699
Net realized gain (loss)	(223,791)	249,081	(499,406)	10,756
Net change in unrealized appreciation (depreciation)	1,318,349	(646,092)	22,491	251,520
Net increase (decrease) in net assets resulting from operations	1,088,307	(399,541)	1,448,933	1,914,975
Distributions to Shareholders	(20,735)	(7,397)	(1,997,556)	(1,534,956)

Shareholder Transactions:
Proceeds from shares sold	11,666,608	31,777,393	31,929,098	47,359,149
Cost of shares redeemed	(1,847,955)	(1,886,822)	(1,214,620)	(4,879,219)
Net increase in net assets resulting from shareholder transactions	9,818,653	29,890,571	30,714,478	42,479,930
Increase in net assets	10,886,225	29,483,633	30,165,855	42,859,949

Net Assets:
Beginning of period/year	29,483,633	—	52,537,407	9,677,458
End of period/year	$40,369,858	$29,483,633	$82,703,262	$52,537,407

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	1,200,004	—	2,150,004	400,004
Shares sold	475,000	1,275,004	1,300,000	1,950,000
Shares redeemed	(75,000)	(75,000)	(50,000)	(200,000)
Shares outstanding, end of period/year	1,600,004	1,200,004	3,400,004	2,150,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF		Virtus Newfleet Short Duration High Yield Bond ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$316,614	$501,798	$999,439	$1,177,264
Net realized gain (loss)	(18,639)	114,851	(309,316)	(6,144)
Net change in unrealized appreciation (depreciation)	5,826	(21,021)	360,246	(81,799)
Net increase in net assets resulting from operations	303,801	595,628	1,050,369	1,089,321
Distributions to Shareholders	(354,997)	(596,090)	(1,007,788)	(1,118,714)

Shareholder Transactions:
Proceeds from shares sold	1,297,598	1,297,466	546,354	30,596,427
Cost of shares redeemed	—	—	—	(3,261,968)
Net increase in net assets resulting from shareholder transactions	1,297,598	1,297,466	546,354	27,334,459
Increase in net assets	1,246,402	1,297,004	588,935	27,305,066

Net Assets:
Beginning of period/year	11,647,423	10,350,419	30,648,036	3,342,970
End of period/year	$12,893,825	$11,647,423	$31,236,971	$30,648,036

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	450,004	400,004	1,404,000	154,000
Shares sold	50,000	50,000	25,000	1,400,000
Shares redeemed	—	—	—	(150,000)
Shares outstanding, end of period/year	500,004	450,004	1,429,000	1,404,000

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix AAA Private Credit CLO ETF		Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Period December 2, 2024[1] Through July 31, 2025	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$486,654	$653,985	$11,135,618	$21,183,864
Net realized gain (loss)	8,532	(4,369)	(1,407,576)	(5,694,313)
Net change in unrealized appreciation (depreciation)	20,880	(38,844)	(3,389,961)	1,058,430
Net increase in net assets resulting from operations	516,066	610,772	6,338,081	16,547,981
Distributions to Shareholders	(488,846)	(656,978)	(11,053,765)	(20,533,283)

Shareholder Transactions:
Proceeds from shares sold	1,248,614	21,246,959	62,260,781	254,358,461
Cost of shares redeemed	(2,496,996)	(2,492,366)	(117,785,230)	(110,286,080)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,248,382)	18,754,593	(55,524,449)	144,072,381
Increase (decrease) in net assets	(1,221,162)	18,708,387	(60,240,133)	140,087,079

Net Assets:
Beginning of period/year	18,708,387	—	310,531,786	170,444,707
End of period/year	$17,487,225	$18,708,387	$250,291,653	$310,531,786

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	750,004	—	13,150,004	7,150,004
Shares sold	50,000	850,004	2,650,000	10,700,000
Shares redeemed	(100,000)	(100,000)	(5,025,000)	(4,700,000)
Shares outstanding, end of period/year	700,004	750,004	10,775,004	13,150,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Silvant Growth Opportunities ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Period December 22, 2025[1] Through January 31, 2026 (unaudited)	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(607)	$579,644	$969,556
Net realized gain (loss)	(5,238)	270,565	248,779
Net change in unrealized appreciation (depreciation)	(70,557)	511,895	193,928
Net increase (decrease) in net assets resulting from operations	(76,402)	1,362,104	1,412,263
Distributions to Shareholders	—	(837,339)	(1,214,959)

Shareholder Transactions:
Proceeds from shares sold	3,141,214	1,389,108	5,462,354
Net increase in net assets resulting from shareholder transactions	3,141,214	1,389,108	5,462,354
Increase in net assets	3,064,812	1,913,873	5,659,658

Net Assets:
Beginning of period/year	—	15,050,987	9,391,329
End of period/year	$3,064,812	$16,964,860	$15,050,987

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	550,004	350,004
Shares sold	125,004	50,000	200,000
Shares outstanding, end of period/year	125,004	600,004	550,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF		Virtus U.S. Dividend ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Period December 2, 2025[1] Through January 31, 2026 (unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$700,235	$1,339,885	$84,775
Net realized gain	6,131,099	17,349,259	139,488
Net change in unrealized appreciation	425,775	5,502,064	1,219,081
Net increase in net assets resulting from operations	7,257,109	24,191,208	1,443,344
Distributions to Shareholders	(1,539,385)	(1,027,759)	—

Shareholder Transactions:
Proceeds from shares sold	110,516,048	205,563,493	19,357,489
Cost of shares redeemed	(87,094,297)	(132,330,219)	(1,361,151)
Net increase in net assets resulting from shareholder transactions	23,421,751	73,233,274	17,996,338
Increase in net assets	29,139,475	96,396,723	19,439,682

Net Assets:
Beginning of period/year	207,438,554	111,041,831	—
End of period/year	$236,578,029	$207,438,554	$19,439,682

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	5,050,004	3,200,004	—
Shares sold	2,600,000	5,250,000	775,004
Shares redeemed	(2,050,000)	(3,400,000)	(50,000)
Shares outstanding, end of period/year	5,600,004	5,050,004	725,004

1Commencement of operations.

Consolidated Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Global Macro ETF
For the Period August 4, 2025[1] Through January 31, 2026 (unaudited)

Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.17
Net realized and unrealized gain	4.04
Total from investment operations	4.21

Less Distributions from:
Net investment income	(0.53)
Net realized gains	(0.67)
Total distributions	(1.20)
Net Asset Value, End of period	$28.01
Net Asset Value Total Return[3]	17.13%
Net assets, end of period (000’s omitted)	$7,002

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%[4]
Net investment income	1.19%[4]
Portfolio turnover rate[5]	0%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Consolidated Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus AlphaSimplex Managed Futures ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Period May 16, 2024[1] Through July 31, 2024

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$22.26	$25.19	$25.00
Investment operations:
Net investment income[2]	0.12	0.24	0.21
Net realized and unrealized gain (loss)	2.61	(2.78)	(0.02)
Total from investment operations	2.73	(2.54)	0.19

Less Distributions from:
Net investment income	(0.05)	(0.39)	—
Total distributions	(0.05)	(0.39)	—
Net Asset Value, End of period	$24.94	$22.26	$25.19
Net Asset Value Total Return[3]	12.28%	(10.15)%	0.75%
Net assets, end of period (000’s omitted)	$32,421	$16,137	$8,816

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%[4]	0.80%	0.92%[4]
Net investment income	1.00%[4]	1.05%	4.02%[4]
Portfolio turnover rate[5]	0%[6]	0%	0%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Period August 3, 2021[1] Through July 31, 2022

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$20.40	$18.72	$20.99	$24.46	$25.55
Investment operations:
Net investment income[2]	0.22	0.34	0.20	0.20	0.14
Net realized and unrealized gain (loss)	7.94	1.62	(2.28)	(3.52)	(1.12)
Total from investment operations	8.16	1.96	(2.08)	(3.32)	(0.98)

Less Distributions from:					0.11
Net investment income	(0.33)	(0.28)	(0.19)	(0.15)	(0.11)
Total distributions	(0.33)	(0.28)	(0.19)	(0.15)	(0.11)
Net Asset Value, End of period	$28.23	$20.40	$18.72	$20.99	$24.46
Net Asset Value Total Return[3]	40.16%	10.64%	(9.90)%	(13.55)%	(3.76)%
Net assets, end of period (000’s omitted)	$5,646	$7,138	$5,617	$3,149	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4]	0.59%	0.59%	0.59%	0.59%[4]
Expenses, prior to expense waivers	0.66%[4]	0.66%	0.66%	0.66%	0.66%[4]
Net investment income	1.81%[4]	1.89%	1.17%	0.89%	0.62%[4]
Portfolio turnover rate[5]	26%[6]	69%	96%	58%	39%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus International Dividend ETF
For the Period December 2, 2025[1] Through January 31, 2026 (unaudited)
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$30.32
Investment operations:
Net investment income[2]	0.07
Net realized and unrealized gain	2.98
Total from investment operations	3.05

Net Asset Value, End of period	$33.37
Net Asset Value Total Return[3]	10.07%
Net assets, end of period (000’s omitted)	$18,355

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.39%[4]
Net investment income	1.38%[4]
Portfolio turnover rate[5]	14%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus KAR Mid-Cap ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Period October 15, 2024[1] Through July 31, 2025
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.57	$25.00
Investment operations:
Net investment income[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gain (loss)	0.67	(0.42)
Total from investment operations	0.67	(0.42)

Less Distributions from:
Net investment income	(0.01)	(0.01)
Total distributions	(0.01)	(0.01)
Net Asset Value, End of period	$25.23	$24.57
Net Asset Value Total Return[4]	2.75%	(1.68)%
Net assets, end of period (000’s omitted)	$40,370	$29,484

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%[5]	0.80%[5]
Net investment loss	(0.04)%[5]	(0.02)%[5]
Portfolio turnover rate[6]	8%[7]	10%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Less than $0.005.

4Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

5Annualized.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

	Virtus Newfleet Securitized Income ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.44	$24.19	$23.43	$23.57	$25.03	$25.00
Investment operations:
Net investment income[2]	0.60	1.30	1.13	0.77	0.38	0.17
Net realized and unrealized gain (loss)	(0.08)	0.22	0.73	(0.17)	(1.41)	0.04
Total from investment operations	0.52	1.52	1.86	0.60	(1.03)	0.21

Less Distributions from:						0.18
Net investment income	(0.64)	(1.27)	(1.10)	(0.74)	(0.43)	(0.18)
Total distributions	(0.64)	(1.27)	(1.10)	(0.74)	(0.43)	(0.18)
Net Asset Value, End of period	$24.32	$24.44	$24.19	$23.43	$23.57	$25.03
Net Asset Value Total Return[3]	2.20%	6.43%	8.17%	2.62%	(4.12)%	0.85%
Net assets, end of period (000’s omitted)	$82,703	$52,537	$9,677	$12,886	$12,966	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[4]	0.39%	0.39%	0.39%	0.39%	0.39%[4]
Expenses, prior to expense waivers	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%[4]
Net investment income	4.93%[4]	5.34%	4.79%	3.32%	1.56%	1.49%[4]
Portfolio turnover rate[5]	16%[6]	70%	60%	42%	47%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Period November 15, 2023[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.88	$25.88	$25.28
Investment operations:
Net investment income[2]	0.65	1.18	0.97
Net realized and unrealized gain (loss)	(0.01)	0.22	0.51
Total from investment operations	0.64	1.40	1.48

Less Distributions from:
Net investment income	(0.73)	(1.37)	(0.88)
Net realized gains	—	(0.03)	—
Total distributions	(0.73)	(1.40)	(0.88)
Net Asset Value, End of period	$25.79	$25.88	$25.88
Net Asset Value Total Return[3]	2.50%	5.57%	5.94%
Net assets, end of period (000’s omitted)	$12,894	$11,647	$10,350

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.35%[4]	0.35%	0.35%[4]
Expenses, prior to expense waivers	0.40%[4]	0.40%	0.40%[4]
Net investment income	4.97%[4]	4.55%	5.35%[4]
Portfolio turnover rate[5]	22%[6]	46%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.83	$21.71	$21.27	$21.43	$24.69	$23.51
Investment operations:
Net investment income[1]	0.71	1.46	1.58	1.39	1.29	1.04
Net realized and unrealized gain (loss)	0.03	0.07[2]	0.44	(0.11)	(3.27)	1.21
Total from investment operations	0.74	1.53	2.02	1.28	(1.98)	2.25
Less Distributions from:
Net investment income	(0.71)	(1.41)	(1.58)	(1.44)	(1.28)	(1.07)
Total distributions	(0.71)	(1.41)	(1.58)	(1.44)	(1.28)	(1.07)
Net Asset Value, End of period	$21.86	$21.83	$21.71	$21.27	$21.43	$24.69
Net Asset Value Total Return[3]	3.45%	7.28%	9.94%	6.31%	(8.29)%	9.78%
Net assets, end of period (000’s omitted)	$31,237	$30,648	$3,343	$4,339	$4,371	$6,272

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[4]	0.39%	0.42%	0.49%	0.49%	0.62%
Expenses, prior to expense waivers	0.39%[4]	0.39%	1.55%	2.88%	2.32%	1.88%
Net investment income	6.40%[4]	6.75%	7.40%	6.62%	5.51%	4.27%
Portfolio turnover rate[5]	20%[6]	71%	32%	46%	67%	121%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix AAA Private Credit CLO ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Period December 2, 2024[1] Through July 31, 2025

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.94	$25.00
Investment operations:
Net investment income[2]	0.68	0.91
Net realized and unrealized gain (loss)	0.04	(0.05)
Total from investment operations	0.72	0.86
Less Distributions from:
Net investment income	(0.68)	(0.92)
Total distributions	(0.68)	(0.92)
Net Asset Value, End of period	$24.98	$24.94
Net Asset Value Total Return[3]	2.92%	3.51%
Net assets, end of period (000’s omitted)	$17,487	$18,708

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]	0.29%[4]
Net investment income	5.38%[4]	5.58%[4]
Portfolio turnover rate[5]	24%[6]	87%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.61	$23.84	$23.78	$23.45	$25.06	$24.26
Investment operations:
Net investment income[1]	0.89	1.81	2.22	1.91	1.12	0.79
Net realized and unrealized gain (loss)	(0.39)	(0.27)	(0.03)	0.23	(1.57)	0.86
Total from investment operations	0.50	1.54	2.19	2.14	(0.45)	1.65
Less Distributions from:
Net investment income	(0.88)	(1.77)	(2.13)	(1.81)	(1.03)	(0.85)
Net realized gains	—	—	—	—	(0.13)	—
Total distributions	(0.88)	(1.77)	(2.13)	(1.81)	(1.16)	(0.85)
Net Asset Value, End of period	$23.23	$23.61	$23.84	$23.78	$23.45	$25.06
Net Asset Value Total Return[2]	2.13%	6.70%	9.62%	9.46%	(1.93)%	6.94%
Net assets, end of period (000’s omitted)	$250,292	$310,532	$170,445	$77,286	$73,852	$38,839

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.57%[3,4]	0.57%[4]	0.57%[4]	0.62%[5]	0.57%	0.57%
Expenses, prior to expense waivers	0.58%[3,4]	0.58%[4]	0.58%[4]	0.63%[5]	0.57%	0.57%
Net investment income	7.46%[3]	7.66%	9.31%	8.12%	4.58%	3.20%
Portfolio turnover rate[6]	90%[7]	256%	286%	364%	592%	851%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The ratios of expenses to average net assets include interest expense fees/line of credit commitment fees of 0.01%.

5The ratios of expenses to average net assets include interest expense fees of 0.05%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Silvant Growth Opportunities ETF
For the Period December 22, 2025[1] Through January 31, 2026 (unaudited)
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.14
Investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized loss	(0.61)
Total from investment operations	(0.62)
Net Asset Value, End of period	$24.52
Net Asset Value Total Return[3]	(2.00)%
Net assets, end of period (000’s omitted)	$3,065

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.35%[4]
Net investment loss	(0.20)%[4]
Portfolio turnover rate[5]	4%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Period December 12, 2022[1] Through July 31, 2023
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$27.37	$26.83	$25.21	$25.00
Investment operations:
Net investment income[2]	1.04	2.17	2.19	1.60
Net realized and unrealized gain	1.37	1.06	1.49	0.13
Total from investment operations	2.41	3.23	3.68	1.73
Less Distributions from:
Net investment income	(1.30)	(2.69)	(2.06)	(1.52)
Net realized gains	(0.21)	—	—	—
Total distributions	(1.51)	(2.69)	(2.06)	(1.52)
Net Asset Value, End of period	$28.27	$27.37	$26.83	$25.21
Net Asset Value Total Return[3]	9.07%	12.60%	15.38%	7.22%
Net assets, end of period (000’s omitted)	$16,965	$15,051	$9,391	$3,781

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]	0.55%	0.55%	0.58%[4,5]
Net investment income	7.40%[4]	8.06%	8.48%	10.24%[4]
Portfolio turnover rate[6]	54%[7]	107%	126%	57%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of 0.03%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period November 17, 2020[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$41.08	$34.70	$29.64	$27.35	$30.28	$24.92
Investment operations:
Net investment income[2]	0.13	0.33	0.26	0.36	0.26	0.12
Net realized and unrealized gain (loss)	1.31	6.32	5.21	2.26	(3.05)	5.26
Total from investment operations	1.44	6.65	5.47	2.62	(2.79)	5.38
Less Distributions from:
Net investment income	(0.27)	(0.27)	(0.41)	(0.33)	(0.14)	(0.02)
Total distributions	(0.27)	(0.27)	(0.41)	(0.33)	(0.14)	(0.02)
Net Asset Value, End of period	$42.25	$41.08	$34.70	$29.64	$27.35	$30.28
Net Asset Value Total Return[3]	3.51%	19.20%	18.66%	9.72%	(9.27)%	21.58%
Net assets, end of period (000’s omitted)	$236,578	$207,439	$111,042	$100,763	$87,516	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]	0.29%	0.29%	0.29%	0.29%	0.29%[4]
Net investment income	0.60%[4]	0.86%	0.84%	1.31%	0.88%	0.62%[4]
Portfolio turnover rate[5]	62%[6]	117%	99%	121%	117%	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus U.S. Dividend ETF
For the Period December 2, 2025[1] Through January 31, 2026 (unaudited)
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.14
Net realized and unrealized gain	1.67
Total from investment operations	1.81
Net Asset Value, End of period	$26.81
Net Asset Value Total Return[3]	7.27%
Net assets, end of period (000’s omitted)	$19,440

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.25%[4]
Net investment income	3.50%[4]
Portfolio turnover rate[5]	5%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2026 (unaudited)

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2026, fourteen funds of the Trust are offered for sale. Virtus AlphaSimplex Global Macro ETF, Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus International Dividend ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet Securitized Income ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Silvant Growth Opportunities ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus Terranova U.S. Quality Momentum ETF and Virtus U.S. Dividend ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus AlphaSimplex Global Macro ETF	Seeks capital appreciation by pursuing long-term positive returns independent of market cycles.
Virtus AlphaSimplex Managed Futures ETF	Seeks to generate positive absolute returns over time.
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus International Dividend ETF	Seeks current income, with a secondary objective of long-term capital appreciation.
Virtus KAR Mid-Cap ETF	Seeks long-term capital appreciation.
Virtus Newfleet Securitized Income ETF	Seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF	Seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value.
Virtus Newfleet Short Duration High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix AAA Private Credit CLO ETF	Seeks current income and capital preservation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Silvant Growth Opportunities ETF	Seeks capital appreciation.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.
Virtus U.S. Dividend ETF	Seeks current income, with a secondary objective of long-term capital appreciation.

The Virtus AlphaSimplex Global Macro ETF commenced operations on August 4, 2025. The Virtus International Dividend ETF and Virtus U.S. Dividend ETF commenced operations on December 2, 2025. The Virtus Silvant Growth Opportunities ETF commenced operations on December 22, 2025.

Effective November 28, 2025, the Virtus Newfleet ABS/MBS ETF changed its name to Virtus Newfleet Securitized Income ETF.

There is no guarantee that a Fund will achieve its objective(s).

Virtus AlphaSimplex Global Macro ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Silvant Growth Opportunities ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

2.BASIS OF CONSOLIDATION

The Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures invest in commodity-related instruments through Virtus AlphaSimplex Global Macro Offshore Fund, Ltd. and VATS Offshore Fund, Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Fund may invest up to 25% of

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.

As of January 31, 2026, the value of each Fund’s investment in its Subsidiary was as follows:

Funds	Investment in Subsidiary	Percentage of Total Assets
Virtus AlphaSimplex Global Macro ETF	$409,719	17.5%
Virtus AlphaSimplex Managed Futures ETF	$1,703,950	20.4%

3.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA”) with respect to each Fund (other than the Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF) and Virtus Alternative Investment Advisers, LLC (“VAIA”) with respect to the Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF (VIA and VAIA, each an “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments. References to the “Adviser” shall mean VIA or VAIA, as the case may be, with respect to the applicable Fund. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2026, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR (Secured Overnight Financing Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(j)Private Credit CLOs

CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result. The risks of investing in CLOs include both the economic risks of the underlying loans, which are rated below investment grade (i.e., junk bonds), combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which a Fund is invested.

There are certain risks inherent in investing in CLOs that provide exposure to private credit, in particular the risks of their underlying investments, which include liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Private credit securities also carry risks associated with unclear ownership.

(k)Mortgage-Related and Other Asset-Back Securities

Certain Funds may invest in mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.

Mortgage-related securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in “pools” of mortgage loans assembled for sale to investors by various government agencies, such as the Government National Mortgage Association (“GNMA”), and government-related organizations, such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

4.Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF use derivatives, how derivatives are accounted for, and how derivative instruments affect each Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by each Fund.

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, each Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) on futures.”

During the period ended January 31, 2026, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolio. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the sub adviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if each Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts, if any.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at January 31, 2026:

Virtus AlphaSimplex Global Macro ETF

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$47,660	$132,664	$83,456	$281	$ 264,061
Total Asset Derivatives	$47,660	$132,664	$83,456	$281	$ 264,061

Statement Line Description:	Commodity	Foreign Exchange Contracts	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$36,720	$20,594	$21,248	$78,562
Total Liability Derivatives	$36,720	$20,594	$21,248	$78,562

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-traded futures contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the period ended January 31, 2026:

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net realized gain (loss) on:
Futures	$ 220,623	$270,825	$ 5,476	$(87,073)	$409,851
Total net realized gain (loss)	$ 220,623	$270,825	$ 5,476	$(87,073)	$409,851

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$10,940	$132,664	$62,862	$(20,967)	$185,499
Total net change in unrealized appreciation (depreciation) on:	$10,940	$132,664	$62,862	$(20,967)	$185,499

Virtus AlphaSimplex Managed Futures ETF

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$330,094	$579,581	$451,449	$6,031	$1,367,155
Total Asset Derivatives	$330,094	$579,581	$451,449	$6,031	$1,367,155

Statement Line Description:	Commodity	Foreign Exchange Contracts	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$133,782	$126,300	$141,921	$402,003
Total Liability Derivatives	$133,782	$126,300	$141,921	$402,003

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-traded futures contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Operations for the period ended January 31, 2026:

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net realized gain (loss) on:
Futures	$1,005,340	$1,370,538	$81,926	$(542,801)	$1,915,003
Total net realized gain (loss)	$1,005,340	$1,370,538	$81,926	$(542,801)	$1,915,003

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$322,949	$420,192	$486,185	$(116,452)	$1,112,874
Total net change in unrealized appreciation (depreciation) on:	$322,949	$420,192	$486,185	$(116,452)	$1,112,874

The table below shows the quarterly average volume of the derivatives held for the period ended January 31, 2026.

	Virtus AlphaSimplex Global Macro ETF	Virtus AlphaSimplex Managed Futures ETF
Futures Contracts - Long Positions(1)	$198,060	$1,118,922
Futures Contracts - Short Positions(1)	(12,561)	(153,770)

(1)Average unrealized for the period.

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

5.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each Fund, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus AlphaSimplex Global Macro ETF	0.80%
Virtus AlphaSimplex Managed Futures ETF	0.80%
Virtus Duff & Phelps Clean Energy ETF	0.66	%(1)
Virtus International Dividend ETF	0.39%
Virtus KAR Mid-Cap ETF	0.80%
Virtus Newfleet Securitized Income ETF	0.49	%(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	0.40	%(3)
Virtus Newfleet Short Duration High Yield Bond ETF	0.39%
Virtus Seix AAA Private Credit CLO ETF	0.29%
Virtus Seix Senior Loan ETF	0.57	%(4)
Virtus Silvant Growth Opportunities ETF	0.35%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%
Virtus U.S. Dividend ETF	0.25%

1The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

2The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

3The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.05% of the Fund’s average daily net assets through at least November 30, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

4The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice. Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus AlphaSimplex Global Macro ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus AlphaSimplex Managed Futures ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus KAR Mid-Cap ETF	Kayne Anderson Rudnick Investment Management, LLC(1)	50% of the net advisory fee(2)
Virtus Newfleet Securitized Income ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix AAA Private Credit CLO ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus AlphaSimplex Global Macro ETF, Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus International Dividend ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet Securitized Income ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Silvant Growth Opportunities ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus Terranova U.S. Quality Momentum ETF and Virtus U.S. Dividend ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

Affiliated Shareholders

At January 31, 2026, Virtus Partners, Inc. held shares of the following funds which may be sold at any time that aggregated to the following:

Funds	Shares	% of shares outstanding
Virtus AlphaSimplex Global Macro ETF	200,004	80.0%
Virtus AlphaSimplex Managed Futures ETF	200,004	15.4%
Virtus Duff & Phelps Clean Energy ETF	65,504	32.8%
Virtus International Dividend ETF	100,004	18.2%
Virtus KAR Mid-Cap	65,004	4.1%
Virtus Newfleet Short Duration Core Plus Bond ETF	392,004	78.4%
Virtus Newfleet Short Duration High Yield Bond ETF	50,000	3.5%
Virtus Seix AAA Private Credit CLO ETF	400,004	57.1%
Virtus Silvant Growth Opportunities ETF	98,004	78.4%
Stone Harbor Emerging Markets High Yield Bond ETF	98,804	16.5%
Virtus U.S. Dividend ETF	100,004	13.8%

6.CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of each Fund other than the the Virtus International Dividend ETF. For the Virtus International Dividend ETF, the authorized participants pay a fixed transaction fee of $750. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional variable fee to the extent a Fund permits or requires Authorized Participants to purchase Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a Fund and are charged to defray the transaction costs incurred by a Fund when buying Deposit Securities, and also to cover spreads and slippage costs and protect existing shareholders. Variable fees received by a Fund, if any, is disclosed in the shareholder transaction section of the Statement of Changes in Net Assets.

7.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF’s investment in each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respective Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2023, 2024 and 2025), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2026, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. Certain Funds may be subject to foreign taxes on income and gains on investments, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2026, the Funds had no accrued penalties or interest.

8.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2026 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus AlphaSimplex Global Macro ETF	$3,156,203	$—	$—	$—
Virtus AlphaSimplex Managed Futures ETF	—	—	—	—
Virtus Duff & Phelps Clean Energy ETF	1,478,078	1,857,689	—	2,754,487
Virtus International Dividend ETF	2,722,811	1,915,186	17,662,891	1,609,621
Virtus KAR Mid-Cap ETF	2,609,612	2,641,811	10,865,479	1,727,580
Virtus Newfleet Securitized Income ETF	43,013,190	11,799,689	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	2,750,196	2,478,844	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	7,279,318	5,921,233	—	—
Virtus Seix AAA Private Credit CLO ETF	4,299,250	5,461,800	—	—
Virtus Seix Senior Loan ETF	252,835,913	315,740,852	—	—
Virtus Silvant Growth Opportunities ETF	107,308	149,997	3,108,608	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	8,174,929	7,731,493	610,823	—
Virtus Terranova U.S. Quality Momentum ETF	143,751,961	143,031,184	110,279,566	88,250,555
Virtus U.S. Dividend ETF	1,049,247	1,024,732	19,337,932	1,356,687

Purchases and sales of investments in long-term U.S. Government Securities for the period ended January 31, 2026 were as follows:

Fund	Purchases	Sales
Virtus Newfleet Short Duration Core Plus Bond ETF	$895,935	$194,482

9.BORROWINGS

The Virtus Seix Senior Loan ETF (“Seix Fund”) and one other affiliated fund entered into a $125,000,000 unsecured syndicated line of credit agreement dated March 15, 2018, as amended, (“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000,000. The Seix Credit Agreement allows the Seix Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Unless renewed, the Seix Credit Agreement will terminate on March 5, 2027.

Under the Credit Agreement interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended January 31, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.

For the period ended January 31, 2026, the Seix Fund did not have outstanding borrowings.

10.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information. Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

11.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

Notes to Financial Statements (continued)

January 31, 2026 (unaudited)

12. 10% SHAREHOLDERS

As of January 31, 2026, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus AlphaSimplex Global Macro ETF	94%	2	*
Virtus AlphaSimplex Managed Futures ETF	94	4
Virtus Duff & Phelps Clean Energy ETF	76	2
Virtus International Dividend ETF	94	1
Virtus KAR Mid-Cap ETF	86	2
Virtus Newfleet Securitized Income ETF	79	1	*
Virtus Newfleet Short Duration Core Plus Bond ETF	90	2
Virtus Newfleet Short Duration High Yield Bond ETF	83	1
Virtus Seix AAA Private Credit CLO ETF	61	1	*
Virtus Seix Senior Loan ETF	81%	3
Virtus Silvant Growth Opportunities ETF	93	2	*
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	84	3
Virtus Terranova U.S. Quality Momentum ETF	69	4
Virtus U.S. Dividend ETF	93	1

*Includes affiliated shareholder accounts

13. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.

14. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

15.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officer of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Board Considerations for
Virtus ETF Trust II – FYE 7/31

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 19, 2025 Annual Consideration of Advisory and Sub-Advisory Agreements for:

Virtus AlphaSimplex Managed Futures ETF (“ASMF”)

Virtus Duff & Phelps Clean Energy ETF (“VCLN”)

Virtus KAR Mid-Cap ETF (“KMID”)

Virtus Newfleet Securitized Income ETF (“VABS”)

Virtus Newfleet Short Duration Core Plus Bond ETF (“SDCP”)

Virtus Newfleet Short Duration High Yield Bond ETF (“VSHY”)

Virtus Seix AAA Private Credit CLO ETF (“PCLO”)

Virtus Seix Senior Loan ETF (“SEIX”)

Virtus Stone Harbor Emerging Markets High Yield Bond ETF (“VEMY”)

Virtus Terranova U.S. Quality Momentum ETF (“JOET”) (no sub-adviser – Advisory Agreement only) (each, a “Fund” and collectively, the “Funds”)

On November 19, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between the Trust and Virtus Investment Advisers, LLC or Virtus Alternative Investment Advisers, LLC (as applicable to the respective Fund, the “Adviser”), as the case may be, each as successor in interest to Virtus ETF Advisers LLC (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”). The Advisory Agreements and the Sub-Advisory Agreements are collectively referred to herein as the “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Advisers and the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Advisers that included a description of the Advisers’ business, a copy of the Advisers’ Form ADV, and certain other information about the Advisers to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and Sub-Adviser Memorandum contained

1The Sub-Advisers include AlphaSimplex Group, LLC, Duff & Phelps Investment Management Co., Kayne Anderson Rudnick Investment Management, LLC, and Virtus Fixed Income Advisers, LLC (“VFIA”).

Other Information (unaudited) (continued)

information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements would be in the best interests of each applicable Fund and its respective shareholders. With respect to the Investment Management Agreements, the Board considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Adviser and each Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Sub-Adviser with respect to the Fund it manages.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Advisers on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Advisers. The Board considered the responsibilities each Adviser has under its Advisory Agreement, and the services provided by each Adviser to the respective Funds, including, without limitation, management, oversight, and administrative services, each Adviser’s coordination of services for the respective Funds by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the respective Funds. The Board noted that many of the Trust’s executive officers are employees of the Advisers and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of each Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by each Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Advisers. The Board evaluated the investment management experience of each Adviser, in light of the services it has provided, or will provide, to each Fund. In this regard, the Board received information from the Advisers regarding, among other things, each Adviser’s experience in organizing, managing and overseeing the Funds and other investment vehicles, coordinating their operation and administration, and, for JOET, the experience of the portfolio managers in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received and reviewed information comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that ASMF, VCLN, KMID, VABS, SDCP, VSHY, PCLO, SEIX, and VEMY were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the portfolio management of JOET, the Board considered that the Fund utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to JOET, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year period but underperformed the average and median performance of its peer group for the three-year period. The Board also considered that the Fund tracked its underlying index with minimal tracking error of less than 100 basis points. After consideration of these factors, the Board determined that each Adviser possessed adequate capabilities and experience for the management of each Fund, and that JOET, the Fund to which the Adviser provided portfolio management services, had satisfactory performance and tracking error results.

The costs of the services provided and profits realized by each Adviser from its relationship with the respective Funds. The Board examined and evaluated the arrangements between each Adviser and the respective Funds under the Advisory Agreements. The Board considered that each Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered potential benefits to each Adviser in managing the respective Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the respective Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Advisers to have similar investment objectives and strategies to the Funds.

Specifically, the Board noted that the management fee for VCLN was above the average, but below the maximum, management fees of its peer group, and that the Fund’s net expense ratio was below the average net expense ratios of its peer group. The Board considered that VCLN was included in a peer group of miscellaneous funds, which included funds that did not necessarily have similar objectives and strategies to VCLN, when evaluating its management fee and net expense ratio relative to its peers.

The Board noted that the management fee for VSHY was equal to the average management fees of its peer group, and that the Fund’s net expense ratio was below the average net expense ratios of its peer group. For SEIX, the Board noted that its management fee was below the average management fees of its peer group and that the Fund’s net expense ratio was equal to the net expense ratios of its peer group.

Other Information (unaudited) (continued)

For JOET and ASMF, the Board noted that their management fees, and net expense ratios were below the average management fees and net expense ratios of their respective peer groups. For KMID, VABS, SDCP, PCLO, and VEMY, the Board noted that their management fees and net expense ratios were above the average, but below the maximum, management fees and net expense ratios of their respective peer groups. In evaluating the management fee and net expense ratio for VABS, the Board also considered that VABS was included in a peer group comprised of U.S. short-term bond funds due to a lack of peers focusing on mortgage-backed and asset-backed securities.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Advisers are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the assets under management (“AUM”) and operational history of each of the Funds, together with the fees paid to each Adviser. The Board considered that each Fund is subject to a unified fee. The Board considered that each Fund experienced benefits from the unified fee arrangement and that each Fund would continue to do so. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the respective Adviser is appropriate.

Other benefits derived by each Adviser from its relationship with the respective Funds. The Board considered material “fall-out” or ancillary benefits that accrue to each Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of each Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Advisory Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved each Advisory Agreement on behalf of the respective Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of ASMF, VCLN, KMID, VABS, SDCP, VSHY, PCLO, SEIX and VEMY (the “Sub-Advised Funds,” and each, a “Sub-Advised Fund”), the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices, and their efforts to promote the Sub-Advised Funds. The Board also considered that VFIA, in managing VABS, SDCP and VSHY, operates through its Newfleet Asset Management division (“Newfleet”); in managing PCLO and SEIX, operates through its Seix Investment Advisors division (“SIA”); and in managing VEMY, operates through its Stone Harbor Investment Partners division (“Stone Harbor”). After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Sub-Advised Funds.

Investment performance of the Sub-Advised Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Sub-Advised Fund’s portfolio. The Board also considered the ability of VFIA to provide day-to-day portfolio management of its Sub-Advised Funds’ portfolios through Newfleet, SIA and Stone Harbor. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment objective and strategies for the respective Sub-Advised Fund. In conducting its review, the Board considered that the Sub-Advised Funds were actively managed funds.

Specifically, with respect to VSHY and SEIX, the Board noted that each Fund performed in line with its peer group, slightly underperforming the average and median performance of its peer group for the one-year and three-year periods, and slightly outperforming the average and median performance of its peer group for the five-year period. Notwithstanding some underperformance relative to their peer groups, the Board considered that VSHY and SEIX had positive performance in each of their one-, three- and five-year performance periods. With respect to VCLN and VABS, the Board noted that each Fund outperformed the average and median performance of its peer

Other Information (unaudited) (continued)

group for each of the one-year and three-year periods. With respect to VEMY, the Board noted that the fund outperformed the average and median performance of its peer group for the one-year period. With respect to SDCP, the Board noted that the Fund performed in line with its peer group, only slightly underperforming the average and median performance of its peer group for the one-year period. The Board also considered that SDCP had positive performance for the one-year performance period. The Board noted that ASMF, KMID, and PCLO commenced operations on May 16, 2024, October 15, 2024, and December 2, 2024, respectively, and therefore did not have performance history for a full calendar year, although the Board did evaluate quarterly performance information with respect to those Funds, which was provided at the Meeting, and the investment processes implemented by their respective Sub-Advisers. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Sub-Advised Fund, and that each Sub-Advised Fund had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Sub-Advised Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and Adviser under the Sub-Advisory Agreements. The Board considered the fact that the Sub-Advised Funds utilize a “unified fee” structure in which a Sub-Advised Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the respective Adviser’s management fee. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Sub-Advised Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the respective Sub-Advised Funds by the Sub-Advisers; the current and projected asset levels of the Sub-Advised Funds; and the overall expenses of the Sub-Advised Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Sub-Advised Fund, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Sub-Advised Funds (including the sub-advisory fee) to other funds considered by the Advisers to have investment objectives and strategies similar to the Sub-Advised Funds, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Sub-Advised Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Sub-Advised Funds’ investors. The Board considered the AUM and operational history of each of the Sub-Advised Funds, together with the fees paid to the respective Sub-Adviser. The Board considered that the Sub-Advised Funds are subject to a unified fee. The Board considered that each of the Sub-Advised Funds have experienced benefits from the unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Sub-Advised Fund would continue to experience such benefits even after such Sub-Advised Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Sub-Advised Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Sub-Advised Fund’s fee arrangement provides benefits through the unified fee structure, and that, at each Sub-Advised Fund’s current and projected asset levels, each Sub-Advised Fund’s arrangement with its respective Sub-Adviser is appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Sub-Advised Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Sub-Advised Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Sub-Advised Funds.

Other Information (unaudited) (continued)

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the advisory and sub-advisory agreements.

November 19, 2025 Consideration of Approval of Advisory and Sub-Advisory Agreements for Virtus Silvant Growth Opportunities ETF (the “Fund”)

On November 19, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus Investment Advisers, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the Fund; and an investment sub-advisory agreement among Silvant Capital Management LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”) on behalf of the Fund. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to herein as the “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Adviser Memorandum and the Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the approval of the Investment Management Agreements would be in the best interests of the Fund and its shareholders.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and will serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds (“ETFs”) and other investment vehicles and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under those arrangements, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund. The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund.

The Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). Specifically, the Board noted that the proposed management fee and estimated net expense ratio for the Fund was below the median and average management fees and net expense ratios of its Peer Group.

Other Information (unaudited) (continued)

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other funds, including certain Virtus mutual funds and/or other series of the Trust. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing those strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that there would be a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of the Fund’s expenses. The Board noted that, under those arrangements, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser.

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund. The Board also considered the proposed fees of the Fund as they relate to other mutual funds and/or ETFs sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was

Other Information (unaudited) (continued)

an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Sub-Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on its review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund.

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the advisory and sub-advisory agreements.

March 5, 2025 Consideration of Approval of Advisory and Sub-Advisory Agreements for Virtus AlphaSimplex Global Macro ETF (the “Fund”)

On March 5, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus Alternative Investment Advisers, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the Fund and an investment sub-advisory agreement among AlphaSimplex Group, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”) on behalf of the Fund. The Advisory Agreement and Sub-Advisory Agreement are collectively referred to as “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, which contained information necessary for the Board to form a judgment as to whether the approval of the Investment Management Agreements would be in the best interests of the Fund and its shareholders.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and will serve the Trust without additional compensation from the Fund. The Board also considered the information provided

Other Information (unaudited) (continued)

by the Adviser, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds (“ETFs”) and other investment vehicles and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Adviser and the Fund under the Agreement. The Board considered that the Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets under management (“AUM”) comparable to the projected asset levels of the Fund (the “Peer Group”). Specifically, the Board noted that the proposed management fee and expense ratio for the Fund were below the average of its Peer Group. The Board considered that a custom peer group was used for the Fund due to the lack of ETFs utilizing a similar principal investment strategy as the Fund.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without

Other Information (unaudited) (continued)

limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and their efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other funds, including other series of the Trust. After reviewing the foregoing information and further information in the materials, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing those strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the respective Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that there would be a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of the Fund’s expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser.

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and AUM comparable to the Fund’s projected asset levels, as noted above. The Board also considered the proposed fees of the Fund as they relate to other ETFs and mutual funds sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Sub-Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is contributing to the Fund’s expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund.

Other Information (unaudited) (continued)

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the advisory and sub-advisory agreements.

June 4, 2025 Consideration of Approval of Advisory and Sub-Advisory Agreements for:
Virtus U.S. Dividend ETF (“VUS”)
Virtus International Dividend ETF (“VDI”)
(each a “Fund,” and collectively, the Funds”)

On June 4, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus Investment Advisers, LLC the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of each Fund; and an investment sub-advisory agreement among Virtus Advisers, LLC (the “Sub-Adviser”), operating through its Virtus Systematic division, the Adviser and the Trust (the “Sub-Advisory Agreement”) on behalf of the Funds. The Advisory Agreement and Sub-Advisory Agreement are collectively referred to as “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, which contained information necessary for the Board to form a judgment as to whether the approval of the Investment Management Agreements would be in the best interests of each Fund and its shareholders.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to each Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to each Fund, the services related to organizing each Fund, the Adviser’s coordination of services for each Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote each Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and will serve the Trust without additional compensation from the Funds. The Board also considered the information provided by the Adviser, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for each Fund.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that none of the Funds had commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds (“ETFs”) and other investment vehicles and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with each Fund. The Board examined and evaluated the proposed arrangements between the Adviser and each Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which a Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered the financial condition of the Adviser and the level of commitment to each Fund by the Adviser, including the Adviser’s payment of startup costs for each Fund; potential benefits to the Adviser in managing each Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to each Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of each Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to each respective Fund (the “Peer Group”). The Board considered those Funds against both the ETFs in the Peer Group as well as against a sub-group comprised of only the actively managed ETFs in the Peer Group (the “Active Peer Group”). Accordingly, with respect to VUS, the Board considered that the proposed management fee and estimated net expense ratio were below the average management fee and net expense ratio of its Peer Group and Active Peer Group. With respect to VDI, the Board considered that the proposed management fee

Other Information (unaudited) (continued)

was above the average management fee of the Peer Group, but below the average management fee of the Active Peer Group, and that VDI’s estimated net expense ratio was below the average expense ratio of the Peer Group and Active Peer Group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as each Fund grows and whether management fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that each Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that each Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at each Fund’s projected asset levels, each Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with each Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with a Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for each Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Funds.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and their efforts to promote their respective Funds. The Board also considered the quality of the services that the Sub-Adviser provide to other funds, including, as applicable, other series of the Trust. After reviewing the foregoing information and further information in the materials, the Board concluded that the quality, extent, and nature of the services proposed to be provided by each Sub-Adviser would be satisfactory and adequate for the respective Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for each Fund and the Sub-Adviser’s plans for implementing those strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the respective Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the respective Fund. The Board examined and evaluated the proposed arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that there would be a “unified fee” structure pursuant to which a Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of each Fund’s expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to each Fund by the Sub-Adviser; the projected asset levels of each Fund; and the overall projected expenses of each Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the respective Fund, including promotion of the name of the Sub-Adviser.

Other Information (unaudited) (continued)

The Board compared the proposed fees and anticipated expenses of each Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the respective Fund, as noted above. The Board also considered the proposed fees of each Fund as they relate to other ETFs and mutual funds sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Sub-Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as each Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser. The Board considered that each Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is contributing to the Fund’s expenses in excess of its sub-advisory fee. The Board considered that each Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at each Fund’s projected asset levels, each Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the respective Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the respective Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Funds.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/26)

c/o VP Distributors, LLC
One Financial Plaza
Hartford, Connecticut 06103

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Officer and Principal Executive Officer (Principal Executive Officer)

Date	April 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Officer and Principal Executive Officer (Principal Executive Officer)

Date	April 8, 2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer (Principal Financial Officer/Principal Accounting Officer)

Date	April 8, 2026

* Print the name and title of each signing officer under his or her signature.